MERRILL LYNCH
CORPORATE BOND
FUND, INC.






FUND LOGO







Semi-Annual Report

March 31, 1997







This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH CORPORATE BOND FUND, INC.



TO OUR SHAREHOLDERS

Stock and bond market turbulence increased during the three-month period ended March 31, 1997. Mounting evidence of stronger-than-expected economic growth suggested to investors that the Federal Re-serve Board would make a preemptive strike to contain inflationary pressures. These concerns were heightened by statements made by Federal Reserve Board Chairman Alan Greenspan, and culminated in an announced increase in the Federal Funds rate of 0.25% to 5.50% on March 25. As investors became concerned that this might prove to be only the first in a series of monetary policy tightening moves, interest rates rose and stock and bond prices declined. Following the central bank's action, investor sentiment fluctuated from negative to more positive, depending upon whether the latest economic data releases were perceived to suggest an overheating or moderating trend. It appears that clear-cut signs of continued low inflation and moderate economic growth, as well as no further indications of monetary policy tightening, are needed before stability returns to the financial markets.

On the international front, although the Federal Reserve Board's action triggered some weakness in the US dollar, the US dollar subsequently continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower US dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

Portfolio Strategy
High Income Portfolio

The high-yield market posted positive total returns during the first quarter of 1997 despite a very weak period for bond prices in March precipitated by a Federal Reserve Board interest rate increase. Total returns for the Portfolio's Class A, Class B, Class C and Class D Shares were +0.64%, +0.45%, +0.44% and +0.57%, respectively, for the quarter. This compared with a +1.47% return for the unmanaged CS First Boston High Yield Index and -2.3% for ten-year Treasury notes. Portfolio cash inflows continued to be strong during the quarter ended March 31, 1997, with net subscriptions totaling $456 million.

The March quarter's positive returns masked a sharp deterioration in the internal dynamics of the high-yield market during the last two weeks of March. Demand faded with the Federal Reserve Board's interest rate increase. Prices softened and the resulting decline in mutual fund net asset values precipitated significant outflows from the high-yield funds, which tend to be used extensively by market-timing services. The $335 million mutual fund outflow in March was the first negative month seen in over a year.

In our December 31, 1996 shareholder's letter, we observed that the narrow yield spreads that developed between high-yield bonds and Treasury securities of similar maturity left high-yield bonds vulnerable to either a change in fundamentals or to investor sentiment. We also expressed uncertainty about the direction of interest rates. The rise in yields during the quarter ended March 31, 1997 gave us a measure of comfort; while yields may rise somewhat from current levels, the 7% area on ten-year Treasury securities appears to offer excellent value. However, we are still uncomfortable with the historically narrow yield spreads between high-yield bonds and Treasury securities. The yield spread represents the premium demanded by investors for the credit risk assumed in owning high-yield bonds. These spreads can be very wide in periods of weak economic activity or high perceived default risk. They are quite narrow currently because fundamentals were extraordinarily good for a while, and the economy is healthy.

The quality of new-issue supply was excellent, and default rates were historically low. High-yield bonds outperformed high-grade bonds by a wide margin over the past 15 months. Since the end of 1995, the yield spread between the Merrill Lynch High Yield Master Index and ten-year Treasury securities narrowed approximately 0.75%. These positive arguments for investing in high-yield bonds attracted large amounts of new funds to the market. New-issue supply was rationed to eager buyers. Not surprisingly, the quality of many recent new issues has deteriorated.

In an investment environment in which risk premiums are small, we believe it is appropriate to reduce the Portfolio's exposure to credit risk. Consequently, the Portfolio was structured in a somewhat defensive manner. We are emphasizing shorter maturities and higher-quality BB-rated issues which, we believe, will be less sensitive to widening yield spreads.

At March 31, 1997, cash equivalents composed 8.5% of net assets. The average maturity of the portfolio was 6.3 years. Major industries represented in the Portfolio were: energy, 7.8% of net assets; international cable, 6.8%; domestic cable, 6.4%; paper & forest products, 5.7%; and utilities, 4.6%.


Investment Grade Portfolio &
Intermediate Term Portfolio

Bond market turbulence accelerated during the March quarter as investors anticipated that the Federal Reserve Board would launch its promised preemptive strike against inflation. As a result, the yield on the bellwether Treasury bond reached 7.10% by March month-end. We maintained a defensive position in each Portfolio during this period. The average duration for the Portfolios was shortened from 4.25 years to 4 years. We accomplished this by reducing our exposure in the three-year--five-year sector and the five-year-- seven-year sector of the yield curve and by overweighting in shorter-term maturities. We balanced our position in Treasury securities by holding a percentage of Baa-rated corporate issues. We remain underweighted in the utility industry because of our concerns regarding the changes occurring in that industry. We also reduced our holdings in Canadian bonds by diversifying into other foreign issues. Looking ahead, we believe that we will continue to see price volatility in the securities markets with a bias against a significant price rally. We believe that our current duration range is consistent with our outlook of somewhat higher interest rates.


In Conclusion
We appreciate your ongoing investment in Merrill Lynch Corporate
Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager




(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager





May 8, 1997



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for High Income and Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for High Income and Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, High Income and Investment Grade Portfolio are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for High Income and Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for High Income and Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return--High Income Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**
Class A Shares*

Year Ended 3/31/97                        +10.46%        + 6.05%
Five Years Ended 3/31/97                  +10.96         +10.06
Ten Years Ended 3/31/97                   +11.07         +10.62

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/97                        + 9.63%        + 5.63%
Five Years Ended 3/31/97                  +10.13         +10.13
Inception (10/21/88) through 3/31/97      +11.09         +11.10

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/97                        + 9.58%        + 8.58%
Inception (10/21/94) through 3/31/97      +11.36         +11.36

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                        +10.05%        + 5.65%
Inception (10/21/94) through 3/31/97      +11.93         +10.07

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)




Average Annual Total Return--Investment Grade Portfolio

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +4.69%         +0.50%
Five Years Ended 3/31/97                   +7.37          +6.50
Ten Years Ended 3/31/97                    +7.88          +7.44

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/97                         +3.89%         -0.02%
Five Years Ended 3/31/97                   +6.56          +6.56
Inception (10/21/88) through 3/31/97       +7.71          +7.71

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/97                         +3.84%         +2.86%
Inception (10/21/94) through 3/31/97       +7.92          +7.92

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +4.34%         +0.17%
Inception (10/21/94) through 3/31/97       +8.53          +6.73

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Intermediate Term Portfolio



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +4.42%         +3.38%
Five Years Ended 3/31/97                   +7.25          +7.03
Ten Years Ended 3/31/97                    +7.69          +7.58

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/97                         +3.88%         +2.90%
Inception (11/13/92) through 3/31/97       +6.03          +6.03

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/97                         +3.85%         +2.87%
Inception (10/21/94) through 3/31/97       +7.83          +7.83

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +4.32%         +3.28%
Inception (10/21/94) through 3/31/97       +8.28          +7.84

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)


Recent Performance Results*
                                                                                                               Standardized
                                                                                         12 Month    3 Month   30-day Yield
                                                       3/31/97   12/31/96    3/31/96     % Change    % Change  As of 3/31/97
High Income Portfolio Class A Shares                    $ 7.88     $ 8.01     $ 7.84      + 0.51%      -1.62%      8.68%
High Income Portfolio Class B Shares                      7.88       8.01       7.84      + 0.51       -1.62       8.26
High Income Portfolio Class C Shares                      7.89       8.02       7.85      + 0.51       -1.62       8.19
High Income Portfolio Class D Shares                      7.88       8.01       7.85      + 0.38       -1.62       8.43
Investment Grade Portfolio Class A Shares                11.08      11.32      11.32      - 2.12       -2.12       6.39
Investment Grade Portfolio Class B Shares                11.08      11.32      11.32      - 2.12       -2.12       5.88
Investment Grade Portfolio Class C Shares                11.08      11.32      11.32      - 2.12       -2.12       5.83
Investment Grade Portfolio Class D Shares                11.08      11.32      11.33      - 2.21       -2.12       6.15
Intermediate Term Portfolio Class A Shares               11.18      11.39      11.42      - 2.10       -1.84       6.30
Intermediate Term Portfolio Class B Shares               11.18      11.39      11.42      - 2.10       -1.84       5.84
Intermediate Term Portfolio Class C Shares               11.18      11.39      11.42      - 2.10       -1.84       5.80
Intermediate Term Portfolio Class D Shares               11.18      11.39      11.42      - 2.10       -1.84       6.17
High Income Portfolio Class A Shares--Total Return                                        +10.46(1)    +0.64(2)
High Income Portfolio Class B Shares--Total Return                                        + 9.63(3)    +0.45(4)
High Income Portfolio Class C Shares--Total Return                                        + 9.58(5)    +0.44(6)
High Income Portfolio Class D Shares--Total Return                                        +10.05(7)    +0.57(8)
Investment Grade Portfolio Class A Shares--Total Return                                   + 4.69(9)    -0.48(10)
Investment Grade Portfolio Class B Shares--Total Return                                   + 3.89(11)   -0.67(12)
Investment Grade Portfolio Class C Shares--Total Return                                   + 3.84(13)   -0.68(14)
Investment Grade Portfolio Class D Shares--Total Return                                   + 4.34(15)   -0.54(16)
Intermediate Term Portfolio Class A Shares--Total Return                                  + 4.42(17)   -0.28(18)
Intermediate Term Portfolio Class B Shares--Total Return                                  + 3.88(19)   -0.41(20)
Intermediate Term Portfolio Class C Shares--Total Return                                  + 3.85(21)   -0.42(22)
Intermediate Term Portfolio Class D Shares--Total Return                                  + 4.32(23)   -0.31(24)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.747 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.161 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.687 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.148 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.683 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.147 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.728 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.157 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.755 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.164 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.669 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.146 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.663 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.144 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.727 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.158 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.731 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.157 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.672 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.144 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.668 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.143 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.720 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.155 per share ordinary income dividends.

Performance Summary--Class A Shares
                    1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                   % Change**
Period                High        Investment     Intermediate    High   Investment Intermediate  High    Investment Intermediate
Covered              Income         Grade           Term        Income    Grade       Term      Income     Grade       Term
11/10/78--12/31/78 $9.60/9.54        --             --         $ 0.13       --         --       + 0.73%      --        --
1979                9.54/8.73        --             --           1.05(a)    --         --       + 2.36       --        --
1980(b)             8.73/7.91   $10.00/ 9.88   $10.00/ 9.93***   1.07    $ 0.25     $ 0.26***   + 3.08     + 1.28%    + 1.86%
1981                7.91/7.26     9.88/ 9.38     9.93/ 9.57      1.12      1.46       1.37      + 6.48     +10.52     +11.11
1982                7.26/7.74     9.38/10.51     9.57/10.59      1.04      1.36       1.36      +23.09     +28.74     +26.74
1983                7.74/8.10    10.51/10.24    10.59/10.37      1.01      1.22       1.20      +18.32     + 9.42     + 9.63
1984                8.10/7.72    10.24/10.44    10.37/10.52      1.02      1.21       1.18      + 8.66     +15.10     +14.00
1985                7.72/8.29    10.44/11.45    10.52/11.33      1.01      1.18       1.16      +21.61     +22.23     +19.86
1986                8.29/8.34    11.45/11.95    11.33/11.87      0.98      1.07       1.03      +12.91     +14.26     +14.34
1987                8.34/7.80    11.95/11.00    11.87/10.99      0.95      0.99       0.94      + 4.94     + 0.45     + 0.65
1988                7.80/7.80    11.00/10.90    10.99/10.83      0.95      0.99       0.97      +12.71     + 8.30     + 7.51
1989                7.80/7.17    10.90/11.33    10.83/11.13      0.97      1.00       0.98      + 4.33     +13.63     +12.33
1990                7.17/5.88    11.33/11.13    11.13/11.05      1.00      0.94       0.97      - 4.61     + 6.97     + 8.43
1991                5.88/7.21    11.13/12.03    11.05/11.77      0.90      0.91       0.92      +39.75     +17.08     +15.53
1992                7.21/7.78    12.03/11.86    11.77/11.60      0.86      1.03(c)    0.99(d)   +20.64     + 7.51     + 7.28
1993                7.78/8.32    11.86/11.97    11.60/11.92      0.76      1.35(e)    1.03(f)   +17.39     +12.49     +11.82
1994                8.32/7.31    11.97/10.60    11.92/10.70      0.80      0.77       0.77      - 2.69     - 5.06     - 3.85
1995                7.31/7.83    10.60/11.84    10.70/11.80      0.77      0.80       0.78      +18.38     +19.82     +18.10
1996                7.83/8.01    11.84/11.32    11.80/11.39      0.75      0.76       0.73      +12.45     + 2.21     + 2.94
1/1/97--3/31/97     8.01/7.88    11.32/11.08    11.39/11.18      0.16      0.16       0.16      + 0.64     - 0.48     - 0.28
                                                               ------    ------     ------
                                                         Total $17.30    $17.45     $16.80

                                                      Cumulative total return as of 3/31/97:   +646.94%** +449.21%** +423.04%**

  *Figures may include short-term capital gains distributions. **Figures do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a dividend through January 1981.
(a)Distribution for High Income Portfolio includes $0.024 per share capital gains distributions.
(b)For Investment Grade and Intermediate Term Portfolios, period covered is 10/31/80--12/31/80.
(c)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(e)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(f)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.




PERFORMANCE DATA (concluded)


Performance Summary--Class B Shares
                    1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                   % Change**
Period                High        Investment     Intermediate    High   Investment Intermediate  High    Investment Intermediate
Covered              Income         Grade           Term        Income    Grade       Term      Income     Grade       Term
10/21/88--12/31/88 $7.92/7.80   $11.08/10.90        --          $0.18      $0.18      --        + 0.74%    + 0.05%       --
1989                7.80/7.17    10.90/11.33        --           0.91      0.91       --        + 3.54     +12.77        --
1990                7.17/5.89    11.33/11.13        --           0.95      0.86       --        - 5.18     + 6.16        --
1991                5.89/7.22    11.13/12.03        --           0.84      0.83       --        +38.67     +16.19        --
1992                7.22/7.78    12.03/11.86   $11.68/11.60      0.80      0.94(a)  $0.24(b)    +19.57     + 6.69     + 1.34%
1993                7.78/8.33    11.86/11.97    11.60/11.92      0.70      1.25(c)   0.97(d)    +16.65     +11.65     +11.26
1994                8.33/7.31    11.97/10.60    11.92/10.70      0.74      0.69      0.71       - 3.54     - 5.78     - 4.34
1995                7.31/7.83    10.60/11.84    10.70/11.80      0.72      0.71      0.72       +17.49     +18.92     +17.50
1996                7.83/8.01    11.84/11.32    11.80/11.39      0.69      0.67      0.67       +11.60     + 1.43     + 2.40
1/1/97--3/31/97     8.01/7.88    11.32/11.08    11.39/11.18      0.15      0.15      0.14       + 0.45     - 0.67     - 0.41
                                                                -----     -----     -----
                                                          Total $6.68     $7.19     $3.45

                                                       Cumulative total return as of 3/31/97:  +143.06%**  +87.14%**  +29.24%**

  *Figures may include short-term capital gains distributions. **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.



Performance Summary--Class C Shares
                    1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                   % Change**
Period                High        Investment     Intermediate    High   Investment Intermediate  High    Investment Intermediate
Covered              Income         Grade           Term        Income    Grade       Term      Income     Grade       Term
10/21/94--12/31/94 $7.59/7.32   $10.67/10.61   $10.81/10.70     $0.18     $0.14      $0.15      - 1.15%    + 0.74%    + 0.38%
1995                7.32/7.83    10.61/11.84    10.70/11.80      0.71      0.70       0.72      +17.27     +18.74     +17.48
1996                7.83/8.02    11.84/11.32    11.80/11.39      0.68      0.66       0.67      +11.68     - 1.38     + 2.37
1/1/97--3/31/97     8.02/7.89    11.32/11.08    11.39/11.18      0.15      0.14       0.14      + 0.44     - 0.68     - 0.42
                                                                -----     -----      -----
                                                          Total $1.72     $1.64      $1.68

                                                        Cumulative total return as of 3/31/97:  +30.04%**  +20.44%**  +20.20%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance Summary--Class D Shares
                    1/1-12/31 Beginning/Ending Net Asset Value        Dividends Paid*                   % Change**
Period                High        Investment     Intermediate    High   Investment Intermediate  High    Investment Intermediate
Covered              Income         Grade           Term        Income    Grade       Term      Income     Grade       Term
10/21/94--12/31/94 $7.59/7.31   $10.67/10.60   $10.81/10.70     $0.19     $0.15      $0.15      - 1.17%    + 0.76%    + 0.41%
1995                7.31/7.83    10.60/11.84    10.70/11.80      0.75      0.77       0.77      +18.09     +19.53     +17.98
1996                7.83/8.01    11.84/11.32    11.80/11.39      0.73      0.73       0.72      +12.17     + 1.96     + 2.83
1/1/97--3/31/97     8.01/7.88    11.32/11.08    11.39/11.18      0.16      0.16       0.15      + 0.57     - 0.54     - 0.31
                                                                -----     -----      -----
                                                          Total $1.83     $1.81      $1.79

                                                        Cumulative total return as of 3/31/97:  +31.66%**  +22.13%**  +21.45%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



SCHEDULE OF INVESTMENTS
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds                                                                                             High Income Portfolio
Airlines--1.3%                                    Piedmont Aviation, Inc.:
                   B+        B1    $ 1,304,000       Series 88J, 10.05% due 5/13/2005  $   1,181,685       $   1,279,583
                   B+        B1      1,116,000       Series 88J, 10.10% due 5/13/2007        999,021           1,097,279
                   B+        B1      3,767,000       Series 88J, 10.10% due 5/13/2009      3,327,542           3,665,894
                   B+        B1      2,710,000       Series 88J, 10.15% due 5/13/2011      2,366,806           2,612,874
                   B+        B1        104,000       Series 88J, 10.20% due 5/13/2012         90,874              98,150
                   B+        B1        870,000       Series 88K, 9.95% due 5/13/2003         796,746             861,274
                   B+        B1      2,226,000       Series 88K, 10% due 5/13/2004         2,026,506           2,184,652
                   B+        B1      2,666,000       Series 88K, 10.10% due 5/13/2008      2,374,020           2,597,564
                   B+        B1      2,550,000       Series 88K, 10.15% due 5/13/2010      2,251,293           2,487,844
                   B+        B1        200,000       Series C, 9.70% due 1/15/1999           201,676             198,662
                   B+        B1        100,000       Series C, 10.25% due 1/15/2007          103,706              99,253
                   B+        B1      1,985,000       Series E, 10.30% due 3/28/2007        1,855,291           1,976,643
                   B+        B1      1,950,000       Series F, 10.35% due 3/28/2011        1,999,719           1,908,816
                   B+        B1         50,000       Series G, 10.35% due 3/28/2011           51,425              48,944
                   B+        B1        450,000       Series H, 9.85% due 5/08/2005           454,617             436,747
                   B+        B1      1,500,000       Series H, 10% due 11/08/2012          1,493,250           1,399,140
                   B+        B1        536,000       Series I, 10% due 11/08/2012            545,048             499,959
                                                  USAir Inc.:
                   B+        B3     25,000,000       9.625% due 2/01/2001                 20,109,906          25,500,000
                   B+        B1     21,000,000       10.375% due 3/01/2013                20,768,125          22,365,000
                   B+        B1      4,917,665       Series 89A1, 9.33% due
                                                       1/01/2006++                         4,651,966           4,628,752
                   B+        B1      1,432,000       Series A, 10.70% due 1/15/2007        1,525,137           1,460,511
                   B+        B1      1,815,000       Series C, 10.70% due 1/15/2007        1,933,048           1,851,137
                   B+        B1        421,000       Series E, 10.70% due 1/01/2002          382,895             429,308
                   B+        B1      1,107,000       Series E, 10.70% due 1/15/2007        1,159,472           1,129,040
                   B+        B1      1,092,000       Series F, 10.70% due 1/01/2003          984,165           1,115,309
                   B+        B1      1,092,000       Series G, 10.70% due 1/01/2003          984,165           1,115,309
                   B+        B1      1,092,000       Series H, 10.70% due 1/01/2003          984,165           1,115,309
                   B+        B1      1,092,000       Series I, 10.70% due 1/01/2003          984,165           1,115,309
                                                                                       -------------       -------------
                                                                                          76,586,434          85,278,262

Automotive--0.8%   B         B3     14,000,000    Collins & Aikman Corp., 11.50%
                                                     due 4/15/2006                        14,000,000          15,505,000
                                                  Exide Corp.:
                   B+        B1     21,875,000       10.75% due 12/15/2002                22,358,281          22,121,094
                   B+        B1     18,095,000       11.66% due 12/15/2004 (a)            17,116,163          16,964,063
                                                                                       -------------       -------------
                                                                                          53,474,444          54,590,157

Broadcasting--     B-        B2     19,240,000    Argyle Television Inc., 9.75%
Radio &                                              due 11/01/2005                       19,003,950          20,105,800
Television--2.4%   B-        B2     17,500,000    EZ Communications, Inc., 9.75%
                                                     due 12/01/2005                       17,361,575          18,112,500
                   B         Caa    25,000,000    NWCG Holding Corp., 13.79% due
                                                     6/15/1999 (a)                        18,576,894          21,250,000
                   B-        B3     35,000,000    SFX Broadcasting Inc., 10.75% due
                                                     5/15/2006                            34,918,750          36,487,500
                                                  Sinclair Broadcasting Group Inc.:
                   B         B2     15,000,000       10% due 12/15/2003                   15,036,250          14,962,500
                   B         B2     50,000,000       10% due 9/30/2005                    50,343,269          49,875,000
                                                                                       -------------       -------------
                                                                                         155,240,688         160,793,300

Building           BB        B1     15,000,000    Cemex S.A., 12.75% due 7/15/2006        15,000,000          16,875,000
Materials--1.1%                                   Nortek Inc.:
                   B-        B2     20,550,000       9.875% due 3/01/2004                 20,362,365          20,344,500
                   B+        Ba3     9,000,000       9.25% due 3/15/2007                   8,947,980           8,887,500
                   BB+       Ba2    29,084,000    US Gypsum Corp., 8.75% due 3/01/2017    25,890,006          29,338,485
                                                                                       -------------       -------------
                                                                                          70,200,351          75,445,485




SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Cable--            CCC+      Caa  $ 48,190,545    American Telecasting, Inc.,
Domestic--                                           18.79% due 6/15/2004 (a)          $  29,336,657       $  16,625,738
6.4%               NR*       NR*    20,000,000    CCA Industries, Inc., 13%
                                                     due 12/31/1999 (m)                   16,463,336          16,780,735
                   CCC+      Caa    10,500,000    CS Wireless Systems Inc., 12.041%
                                                     due 3/01/2001 (a)                     6,498,669           3,360,000
                                                  Cablevision System Corp.:
                   B         B2      2,000,000       10.75% due 4/01/2004                  2,030,000           2,062,500
                   B         B2     13,750,000       9.875% due 5/15/2006                 13,718,750          13,509,375
                   B         B2      5,000,000       10.50% due 5/15/2016                  4,900,000           5,037,500
                                                  Century Communications Corporation:
                   BB-       Ba3    44,500,000       9.75% due 2/15/2002                  44,895,938          44,833,750
                   BB-       Ba3    42,000,000       9.50% due 3/01/2005                  41,400,312          41,265,000
                                                  Comcast Corporation:
                   BB-       Ba3     5,000,000       9.125% due 10/15/2006                 5,112,500           4,975,000
                   BB-       Ba3    30,000,000       9.50% due 1/15/2008                  29,469,562          30,187,500
                   B         B2     55,000,000    Echostar Communications Corp.,
                                                     12.77% due 6/01/2004 (a)             42,053,141          47,025,000
                   B         B2     31,000,000    Intermedia Capital Partners,
                                                     11.25% due 8/01/2006                 31,002,500          31,775,000
                                                  Lenfest Communications, Inc.:
                   BB+       Ba3    50,000,000       8.375% due 11/01/2005                47,987,450          45,625,000
                   BB-       B2     38,000,000       10.50% due 6/15/2006                 38,416,700          38,950,000
                   B         B1     50,000,000    Olympus Communications L.P.,
                                                     10.625% due 11/15/2006               50,282,500          50,500,000
                   CCC+      Caa    25,000,000    People's Choice T.V. Corporation,
                                                     15.21% due 6/01/2004 (a)             15,027,070          10,125,000
                   B-        B3     20,000,000    TCI Satellite Entertainment, Inc.,
                                                     6.03% due 2/15/2007 (a)              10,933,206           9,100,000
                   B-        B3     50,338,000    Wireless One Inc., 13.50% due
                                                     8/01/2006 (a)(d)                     28,556,611          12,836,190
                                                                                       -------------       -------------
                                                                                         458,084,902         424,573,288

Cable--            CCC+      Caa    79,117,000    Australis Media Ltd., 13.81% due
International--                                      5/15/2003 (a)(f)                     52,305,111          46,283,445
6.8%               BB-       B2     59,000,000    Bell Cablemedia PLC, 11.86% due
                                                     9/15/2005 (a)                        39,640,447          47,495,000
                   B         B2     55,000,000    Comcast UK Cable Partners Ltd.,
                                                     11.23% due 11/15/2007 (a)            36,975,063          36,025,000
                   NR*       NR*    25,000,000    Diamond Cable Communications PLC,
                                                     10.87% due 2/15/2002 (a)             14,868,917          13,875,000
                                                  International Cabletel Inc.:
                   B-        B3     25,000,000       10% due 2/15/2007                    25,015,625          24,000,000
                   B-        B3     80,000,000       Series B, 11.702% due
                                                     2/01/2006 (a)                        51,357,825          49,800,000
                   BB+       Ba3    12,500,000    Rogers Cablesystems Ltd., 10%
                                                     due 3/15/2005                        12,769,375          13,000,000
                                                  Rogers Communications Inc.:
                   BB-       B2     35,925,000       10.875% due 4/15/2004                36,431,094          37,631,438
                   BB-       B2      2,000,000       9.125% due 1/15/2006                  1,897,500           1,935,000
                   BB        B1     75,000,000    TeleWest Communications PLC,
                                                     11.02% due 10/01/2007 (a)            51,483,964          48,843,750
                   B-        B2     45,000,000    UIH Australia/Pacific, Series B,
                                                     14% due 5/15/2006 (a)                25,811,957          23,625,000
                                                  United International Holdings,
                                                  Inc. (a):
                   B-        B3      5,000,000       12.18% due 11/15/1999                 3,602,904           3,600,000
                   B-        B3     50,000,000       13.99% due 11/15/1999 (h)            35,063,085          36,750,000
                   B-        B3     18,750,000       14% due 11/15/1999                   13,145,711          13,500,000




SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Cable--            BB+       Ba3  $ 11,250,000    Videotron Groupe L'TEE, 10.25%
International                                        due 10/15/2002                    $  11,322,500       $  11,981,250
(concluded)        B+        B3     50,000,000    Videotron Holdings PLC, 12.08%
                                                     due 7/01/2004 (a)                    37,082,962          43,125,000
                                                                                       -------------       -------------
                                                                                         448,774,040         451,469,883

Capital Goods--    B+        B1     21,450,000    Essex Group Inc., 10% due 5/01/2003     21,546,500          22,308,000
0.7%               B-        B3     25,000,000    International Wire Group, Inc.,
                                                     11.75% due 6/01/2005                 24,986,250          26,500,000
                                                                                       -------------       -------------
                                                                                          46,532,750          48,808,000

Chemicals--        B+        Ba3    15,000,000    Agriculture Minerals & Chemicals
1.1%                                                 Company,L.P., 10.75% due
                                                     9/30/2003                            15,060,000          15,900,000
                   B+        B2     25,000,000    Harris Chemical North America Inc.,
                                                     10.25% due 7/15/2001                 25,000,000          25,125,000
                                                  ISP Holdings Inc.:
                   B+        Ba3    19,502,000       9.75% due 2/15/2002                  19,502,000          20,282,080
                   B+        Ba3    10,000,000       9% due 10/15/2003 (m)                 9,972,100          10,100,000
                                                                                       -------------       -------------
                                                                                          69,534,100          71,407,080

Computer           BB-       Ba1    38,500,000    Advanced Micro Devices, Inc.,
Services--                                           11% due 8/01/2003                    38,938,750          41,772,500
1.8%               B         B2     12,000,000    Celestica International, 10.50%
                                                     due 12/31/2006                       12,000,000          12,690,000
                                                  ComputerVision Corp.:
                   B-        B3     15,000,000       11.375% due 8/15/1999                14,473,750          15,637,500
                   B+        B2     12,500,000       8% due 12/01/2009                     6,802,472          11,156,250
                   B-        B3     40,500,000    Dictaphone Corp., 11.75% due
                                                     8/01/2005                            40,114,375          37,057,500
                                                                                       -------------       -------------
                                                                                         112,329,347         118,313,750

Conglomerates--    NR*       NR*     7,279,000    MacAndrews & Forbes Holdings,
0.5%                                                 Inc., 13% due 3/01/1999               6,779,200           7,324,494
                   B+        B3     26,000,000    Sequa Corp., 9.375% due 12/15/2003      25,146,562          25,805,000
                                                                                       -------------       -------------
                                                                                          31,925,762          33,129,494

Consumer           B         NR*    50,000,000    Coleman Holdings, Inc., 11.16%
Products--                                           due 5/27/1998 (a)                    43,770,671          43,750,000
2.9%               B+        Ba3    15,000,000    Coty Inc., 10.25% due 5/01/2005         15,000,000          15,825,000
                   B+        Ba2    45,880,000    International Semi-Tech
                                                     Microelectronics, Inc.,
                                                     12.51% due 8/15/2000 (a)             29,681,910          23,398,800
                   B         B2     16,000,000    Polymer Group Inc., 12.25% due
                                                     7/15/2002                            16,323,750          17,480,000
                                                  Revlon Consumer Products Corp.:
                   B         B2      3,500,000       9.50% due 6/01/1999                   3,206,673           3,605,000
                   B         B2     27,000,000       9.375% due 4/01/2001                 24,968,030          28,080,000
                   B-        B3      9,500,000       10.50% due 2/15/2003                  8,795,000          10,070,000
                   B-        B1      9,940,000    Samsonite Corporation, 11.125%
                                                     due 7/15/2005                         9,596,732          11,257,050
                   B+        B1     33,550,000    Sealy Corp., 10.25% due 5/01/2003       33,915,500          34,556,500
                                                                                       -------------       -------------
                                                                                         185,258,266         188,022,350

Convertible        B         B2      6,195,000    Builders Transport, Inc., 8%
Bonds**--0.2%                                        due 8/15/2005 (3)                     3,614,250           4,119,675
                   BBB+      Ba1     6,375,000    Quantum Health Resources Inc.,
                                                     4.75% due 10/01/2000 (2)              5,956,562           5,865,000
                   B         Caa     3,659,000    UNC, Inc., 7.50% due 3/31/2006 (1)       2,151,592           3,620,123
                                                                                       -------------       -------------
                                                                                          11,722,404          13,604,798

Diversified--      B         B1     25,000,000    Foamex Capital Corp., 11.25%
0.4%                                                 due 10/01/2002                       24,964,375          26,000,000




SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Energy--7.8%       B+        B1   $ 49,500,000    Clark R&M Holdings, Inc.,
                                                     11% due 2/15/2000 (a)             $  36,373,451       $  36,258,750
                   B+        B2      9,000,000    Clark USA Inc., Series B, 10.875%
                                                     due 12/01/2005                        9,000,000           9,270,000
                   BBB-      B1     17,500,000    Compania Naviera Perez Companc
                                                     S.A.C.F.I.M.F.A., 9% due
                                                     1/30/2004 (m)                        17,462,500          17,281,250
                   B         B1     20,000,000    Forcenergy, Inc., 8.50% due
                                                     2/15/2007 (m)                        19,740,050          19,050,000
                   B+        Ba1    20,000,000    Global Marine Inc., 12.75% due
                                                    12/15/1999                            20,047,500          21,350,000
                   B-        B1     22,000,000    KCS Energy Inc., 11% due 1/15/2003      22,723,750          23,595,000
                                                  Maxus Energy Corp.:
                   BBB       B1     17,750,000       9.875% due 10/15/2002                16,726,250          18,371,250
                   BBB-      B1      7,550,000       11.50% due 11/15/2015                 7,363,000           7,927,500
                   BBB-      Baa3   28,000,000    Oleoducto Centrale S.A., 9.35%
                                                     due 9/01/2005 (m)                    27,967,500          29,505,000
                   B+        B1     25,500,000    Parker Drilling Co., 9.75% due
                                                     11/15/2006                           25,510,725          26,902,500
                                                  Petroleo Brasileiro S.A.--Petrobras:
                   BB-       B1     13,000,000       10% due 10/17/2006                   13,107,500          13,520,000
                   BB-       B1     15,000,000       10% due 10/17/2006 (m)               14,869,812          15,600,000
                   B+        Ba2    15,000,000    Rowan Companies, Inc., 11.875%
                                                     due 12/01/2001                       15,085,000          15,984,375
                   BB-       B1     25,000,000    Seagull Energy Corp., 8.625%
                                                     due 8/01/2005                        24,990,000          25,062,500
                                                  Transamerican Exploration Corp. (n):
                   NR*       NR*    18,000,000       15% due 3/14/1998                    17,460,000          18,000,000
                   NR*       NR*     4,000,000       14% due 9/19/1998                     3,920,000           4,080,000
                   NR*       NR*     8,000,000       14% due 9/19/1998                     7,920,000           8,160,000
                   NR*       NR*    17,000,000       14% due 9/19/1998                    16,830,000          17,340,000
                                                  Transamerican Refining Corp.:
                   CCC+      Caa    10,000,000       16.50% due 2/15/2002                  9,530,840          10,850,000
                   CCC+      Caa    65,000,000       19.36% due 2/15/2002 (a)             54,495,475          59,800,000
                   BB-       B2     50,000,000    TransTexas Gas Corp., 11.50% due
                                                     6/15/2002                            50,018,750          54,875,000
                   B+        B1     31,525,000    Triton Energy Corp., 10.61% due
                                                     11/01/1997 (a)                       29,591,898          30,264,000
                   BBB-      B1     36,000,000    Yacimientos Petroliferos Fiscales
                                                     S.A. (YPF) (Sponsored), 8% due
                                                     2/15/2004                            28,739,250          34,560,000
                                                                                       -------------       -------------
                                                                                         489,473,251         517,607,125

Entertainment--    B-        B2     40,000,000    AMF Group Inc., Series B, 12.45%
1.0%                                                 due 3/15/2006 (a)                    24,645,816          27,400,000
                   B         B2     40,000,000    Six Flags Theme Parks, 12.18% due
                                                     6/15/2005 (a)                        34,706,556          39,000,000
                                                                                       -------------       -------------
                                                                                          59,352,372          66,400,000

Financial          NR*       Ba3    12,000,000    First Nationwide Escrow, 10.625%
Services--                                           due 10/01/2003                       12,000,000          12,750,000
1.4%               B         B2     17,000,000    First Nationwide Holdings, 12.50%
                                                     due 4/15/2003                        16,806,710          18,615,000
                   BB-       B2      8,000,000    Olympic Financial Ltd., 11.50% due
                                                     3/15/2007(e)                          8,000,000           7,840,000
                   BB+       B1      9,000,000    Penncorp Financial Group Inc., 9.25%
                                                     due 12/15/2003                        9,090,000           9,135,000
                                                  Reliance Group Holdings Inc.:
                   BB+       Ba3     7,425,000       9% due 11/15/2000                     6,798,125           7,536,375
                   BB-       B1     22,575,000       9.75% due 11/15/2003                 21,362,500          23,365,125
                   BB-       NR*    13,000,000    Veritas Holdings, 9.625% due
                                                     12/15/2003 (m)                       13,000,000          12,935,000
                                                                                       -------------       -------------
                                                                                          87,057,335          92,176,500



SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Food & Beverage--                                 Chiquita Brands International Inc.:
2.6%               B+        B1   $ 30,000,000        9.125% due 3/01/2004             $  29,585,625       $  30,075,000
                   B+        B1     20,000,000       10.25% due 11/01/2006                19,881,400          20,950,000
                   B         B3     23,450,000    Curtice Burns Food, Inc., 12.25%
                                                     due 2/01/2005                        23,562,125          24,270,750
                   B         B3     23,463,000    Envirodyne Industries, Inc., 10.25%
                                                     due 12/01/2001                       22,781,845          23,228,370
                   CCC+      Caa    25,000,000    Fresh Del Monte Corp., 10% due
                                                     5/01/2003                            25,012,500          24,937,500
                   B-        B2     24,000,000    International Home Foods, 10.375%
                                                     due 11/01/2006 (m)                   24,000,000          24,540,000
                   B+        B1     20,000,000    Texas Bottling Group, Inc., 9%
                                                     due 11/15/2003                       20,002,500          20,150,000
                                                                                       -------------       -------------
                                                                                         164,825,995         168,151,620

Foreign                                           Republic of Argentina:
Government         BB        B1     35,000,000       11% due 10/09/2006                   35,133,680          36,050,000
Obligations--      BB        B1     30,750,000       Global Bonds, 11.375% due
1.8%                                                 1/30/2017                            31,692,220          31,749,375
                   BB        Ba2    50,000,000    United Mexican States, Government
                                                     Bonds, 11.50% due 5/15/2026          53,238,750          51,750,000
                                                                                       -------------       -------------
                                                                                         120,064,650         119,549,375

Gaming--3.7%       B+        B2     37,000,000    GB Property Funding Corp.,
                                                     10.875% due 1/15/2004                35,072,500          30,525,000
                   BB        Ba3    20,000,000    Grand Casinos Inc., 10.125% due
                                                     12/01/2003                           19,837,500          19,725,000
                   D         Caa    60,115,000    Harrah's Jazz Co., 14.25% due
                                                     11/15/2001 (k)                       49,536,050          28,404,337
                   B+        B2     20,000,000    Hollywood Casino Corp., 12.75%
                                                     due 11/01/2003                       19,190,685          20,000,000
                   BB-       Ba3    25,000,000    Showboat Inc., 9.25% due 5/01/2008      25,264,625          24,875,000
                   B+        Ba3    10,000,000    Sun International Hotels Ltd., 9%
                                                     due 3/15/2007                         9,967,110           9,525,000
                   BB-       B1     90,000,000    Trump Atlantic City Associates,
                                                     11.25% due 5/01/2006                 88,879,062          82,012,500
                   NR*       Caa    35,000,000    Trump Castle Funding, Inc., 11.75%
                                                     due 11/15/2003                       31,775,057          27,125,000
                                                                                       -------------       -------------
                                                                                         279,522,589         242,191,837

Health Services--  B+        B1     45,200,000    Beverly Enterprises, Inc.,
2.1%                                                 9% due 2/15/2006                     44,200,550          45,200,000
                   B+        Ba3    52,390,000    Fresensius Medical Center, 9%
                                                     due 12/01/2006                       52,771,550          51,604,150
                   B         B3     11,500,000    Imed Corp., 9.75% due
                                                     12/01/2006 (m)                       11,535,312          11,442,500
                   B+        Ba3    30,000,000    Tenet Healthcare Corp.,
                                                     8.625% due 1/15/2007                 29,968,200          29,325,000
                                                                                       -------------       -------------
                                                                                         138,475,612         137,571,650

Home Builders--                                   Del E. Webb Corp.:
1.4%               B-        B2      7,000,000       9.75% due 3/01/2003                   6,944,910           7,035,000
                   B-        B2      4,000,000       9% due 2/15/2006                      3,140,000           3,960,000
                   B         B1     20,000,000    Greystone Homes Inc., 10.75%
                                                     due 3/01/2004                        19,115,000          20,850,000
                   BB        Ba2    20,000,000    Ryland Group, Inc. (The), 10.50%
                                                     due 7/01/2006                        19,697,400          21,200,000
                   BB        Ba2    36,300,000    U.S. Home Corp., 9.75% due
                                                     6/15/2003                            36,367,250          38,296,500
                                                                                       -------------       -------------
                                                                                          85,264,560          91,341,500

Hotels--1.8%       BB-       Ba3    80,000,000    HMC Acquisition Properties,
                                                     9% due 12/15/2007                    79,272,500          80,000,000
                   BB-       Ba3    40,000,000    HMH Properties Inc., 9.50%
                                                     due 5/15/2005                        39,102,872          40,000,000
                                                                                       -------------       -------------
                                                                                         118,375,372         120,000,000

SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Independent Power  B+        Ba1  $ 30,000,000    AES Corporation (The), 10.25%
Producers--2.2%                                      due 7/15/2006                     $  30,000,000       $  32,925,000
                   BB        Ba2    30,000,000    CE Casecnan Water & Energy Co.,
                                                     11.45% due 11/15/2005                30,000,000          33,075,000
                   BB        B2     24,000,000    California Energy Company, Inc.,
                                                     9.875% due 6/30/2003                 24,122,500          26,040,000
                   NR*       NR*    18,500,000    Consolidated Hydro, Inc., 12.22%
                                                     due 7/15/2003 (a)(k)                 15,656,356           7,585,000
                                                  Midland Cogeneration Venture
                                                  Limited Partnership:
                   BB-       Ba3     3,899,832       10.33% due 7/23/2002                  4,174,453           4,153,322
                   BB-       Ba3    19,759,759       10.33% due 7/23/2002                 20,470,139          21,068,843
                   B-        B2     11,250,000       11.75% due 7/23/2005                 11,310,000          12,794,793
                   B-        B2      5,500,000       13.25% due 7/23/2006                  6,002,565           6,493,987
                                                                                       -------------       -------------
                                                                                         141,736,013         144,135,945

Industrial         CCC       Caa     7,912,000    Thermadyne Industries, Inc.,
Services--0.1%                                       10.75% due 11/01/2003                 7,914,802           8,208,700

Media &            B         Ba2     5,000,000    CANTV Finance Ltd., 9.25% due
Communications                                       2/01/2004                             4,990,500           4,925,000
International--                                   Comtel Brasileira Ltd.:
3.2%               NR*       NR*       500,000       10.75% due 9/26/2004 (n)                517,500             528,750
                   NR*       NR*    29,500,000       10.75% due 9/26/2004 (m)             29,500,000          31,196,250
                   B+        B2     37,000,000    Globo Communicacoes e Participacoes,
                                                     Ltd., 10.50% due 12/20/2006 (m)      37,171,950          37,508,750
                                                  Grupo Televisa S.A. de C.V.:
                   BB        Ba3     2,500,000       11.375% due 5/15/2003                 2,637,500           2,631,250
                   BB        Ba3    39,000,000       11.875% due 5/15/2006                42,079,687          41,925,000
                   B         B2     16,000,000    Orion Network Systems, Inc., 11.25%
                                                     due 1/15/2007 (g)                    16,000,000          15,840,000
                   B         B3     34,610,000    PanAmSat L.P., 10.99% due
                                                     8/01/2003 (a)                        30,104,851          32,619,925
                   BBB-      B1     40,000,000    Telefonica de Argentina S.A.,
                                                     11.875% due 11/01/2004               38,763,075          45,200,000
                                                                                       -------------       -------------
                                                                                         201,765,063         212,374,925

Metals & Mining--  B-        B2     50,000,000    Kaiser Aluminum & Chemical Corp.,
1.6%                                                 12.75% due 2/01/2003                 51,088,125          54,000,000
                                                  Maxxam Group, Inc.:
                   B-        B3     11,750,000       11.25% due 8/01/2003                 11,816,250          12,043,750
                   B-        B3     41,155,000       12.37% due 8/01/2003 (a)             34,946,306          36,010,625
                                                                                       -------------       -------------
                                                                                          97,850,681         102,054,375

Packaging--0.9%    B-        Caa    21,500,000    Ivex Packaging Corp., 13.22% due
                                                     3/15/2005 (a)                        14,723,628          17,791,250
                                                  Owens-Illinois, Inc.:
                   BB        Ba3    20,000,000       11% due 12/01/2003                   20,810,000          22,075,000
                   B+        B2      6,000,000        9.95% due 10/15/2004                 5,931,250           6,330,000
                   B+        B3     15,000,000    Printpack Inc., 10.625% due
                                                     8/15/2006                            15,000,000          15,450,000
                                                                                       -------------       -------------
                                                                                          56,464,878          61,646,250



SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Paper & Forest     BB        Ba3  $ 35,500,000    APP International Finance, 11.75%
Products--5.7%                                       due 10/01/2005                    $  35,306,250       $  37,896,250
                                                  Container Corporation of America:
                   B+        B1     15,420,000       9.75% due 4/01/2003                  15,433,400          16,113,900
                   B+        B1     13,000,000       11.25% due 5/01/2004                 13,000,000          14,105,000
                   BB-       Ba3    50,000,000    Doman Industries Ltd., 8.75% due
                                                     3/15/2004                            47,581,250          47,000,000
                                                  Fort Howard Corp.:
                   B+        B1     10,000,000       9.25% due 3/15/2001                  10,000,000          10,375,000
                   B         B2     35,250,000       9% due 2/01/2006                     32,561,250          35,778,750
                   B         B3     35,000,000    Gaylord Container Corp., 11.50% due
                                                     5/15/2001                            35,401,250          36,925,000
                   BB        Ba2    14,500,000    P.T. Indah Kiat International Finance,
                                                     12.50% due 6/15/2006                 14,572,500          16,149,375
                   B+        B3     27,220,000    Pacific Lumber Co., 10.50% due
                                                     3/01/2003                            26,868,237          27,628,300
                   B+        B3     25,500,000    Repap New Brunswick, Inc., 10.625%
                                                     due 4/15/2005                        25,597,500          25,755,000
                   BB-       B2     25,000,000    Repap Wisconsin Inc., 9.25% due
                                                     2/01/2002                            23,537,500          25,000,000
                                                  Riverwood International Corp.:
                   B-        B2     15,000,000       10.25% due 4/01/2006                 14,396,250          13,875,000
                   B         B3     30,000,000       10.875% due 4/01/2008                29,248,750          24,900,000
                   B+        B1     15,000,000    S.D. Warren Co., 12% due 12/15/2004     15,000,000          16,425,000
                                                  Stone Container Corp.:
                   B+        B1     15,000,000       9.875% due 2/01/2001                 13,948,672          14,062,500
                   BB-       B1     15,000,000       10.75% due 10/01/2002                14,825,000          14,775,000
                                                                                       -------------       -------------
                                                                                         367,277,809         376,764,075

Publishing &                                      Hollinger International, Inc.:
Printing--0.7%     BB+       Ba3     5,000,000       8.625% due 3/15/2005                  4,975,000           4,856,250
                   BB-       B1     21,500,000       9.25% due 2/01/2006                  20,925,312          20,747,500
                   BB-       B1      3,000,000       9.25% due 3/15/2007                   2,980,740           2,925,000
                   BB-       B1     20,000,000    World Color Press, Inc., 9.125%
                                                     due 3/15/2003                        20,019,375          20,100,000
                                                                                       -------------       -------------
                                                                                          48,900,427          48,628,750

Restaurants--0.4%  B+        Ba3    27,000,000    Foodmaker, Inc., 9.75% due
                                                     11/01/2003                           26,216,200          26,730,000

Specialty          NR*       NR*    25,201,000    Cumberland Farms, Inc., DE, 10.50%
Retailing--0.7%                                      due 10/01/2003 (n)                   24,034,229          24,696,980
                   B+        B1     20,000,000    Specialty Retailers Group, Inc.,
                                                     10% due 8/15/2000                    20,000,000          21,300,000
                                                                                       -------------       -------------
                                                                                          44,034,229          45,996,980

Steel--1.9%        BB-       Ba2    25,000,000    A.K. Steel Holding Corp., 9.125%
                                                     due 12/15/2006                       25,056,250          24,812,500
                   B+        B1     10,000,000    Ivaco Inc., 11.50% due 9/15/2005         9,800,000          10,325,000
                   B         B3     25,000,000    Republic Engineered Steel Inc.,
                                                     9.875% due 12/15/2001                24,117,500          22,375,000
                   B+        B2     25,000,000    WCI Steel Inc., 10% due
                                                     12/01/2004 (m)                       25,000,000          25,062,500
                   B         B2     23,000,000    Weirton Steel Inc., 10.75% due
                                                     6/01/2005                            22,413,750          23,115,000
                   BB-       B1     20,000,000    Wheeling-Pittsburg Steel Corp.,
                                                     9.375% due 11/15/2003                18,670,000          19,100,000
                                                                                       -------------       -------------
                                                                                         125,057,500         124,790,000



SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Supermarkets--     BB-       B1   $ 10,000,000    Penn Traffic Co., 11.50% due
1.3%                                                 4/15/2006                         $   8,920,000       $   9,050,000
                   B-        B2     21,075,000    Pueblo Xtra International Inc.,
                                                     9.50% due 8/01/2003                  19,460,250          20,337,375
                                                  Ralph's Grocery Co.:
                   B         B1     20,000,000       10.45% due 6/15/2004                 18,995,685          21,050,000
                   B         B1     10,000,000       10.45% due 6/15/2004                  9,702,500          10,375,000
                   B-        B3     20,000,000    Smith's Food & Drug Centers Inc.,
                                                     11.25% due 5/15/2007                 20,065,000          22,000,000
                                                                                       -------------       -------------
                                                                                          77,143,435          82,812,375

Telephone--                                       Brooks Fiber Properties Inc. (a):
Competitive        NR*       NR*    30,000,000       11.875% due 11/01/2001               17,675,896          17,775,000
Local Exchange     NR*       NR*    35,000,000       11.56% due 3/01/2006                 22,019,682          21,875,000
Carriers--1.2%     B         B1     40,000,000    Teleport Communications Group
                                                     Inc., 9.875% due 7/01/2006           40,943,500          41,600,000
                                                                                       -------------       -------------
                                                                                          80,639,078          81,250,000

Textiles--0.4%     B+        B2     25,000,000    Westpoint Stevens Inc., 9.375%
                                                     due 12/15/2005                       25,100,000          25,062,500

Transportation--   BB-       Ba2    25,000,000    Eletson Holdings, Inc., 9.25%
2.3%                                                 due 11/15/2003                       24,472,500          24,937,500
                   BB        Ba2    20,000,000    Gearbulk Holdings, Ltd., 11.25%
                                                     due 12/01/2004                       20,518,750          21,900,000
                                                  Transportacion Maritima Mexicana,
                                                  S.A. de C.V.:
                   BB-       Ba2    20,000,000       9.25% due 5/15/2003                  17,092,750          19,400,000
                   BB        Ba2    20,000,000       (Class A), 10% due 11/15/2006        19,781,250          19,150,000
                   B-        B3     54,606,000    Transtar Holdings L.P., 12.04% due
                                                     12/15/2003 (a)                       40,834,692          44,367,375
                   BB        Ba2    20,000,000    Viking Star Shipping Co., Inc.,
                                                     9.625% due 7/15/2003                 20,045,000          20,300,000
                                                                                       -------------       -------------
                                                                                         142,744,942         150,054,875

US Government      AAA       Aaa   127,000,000    United States Treasury Bonds,
Obligations--                                        6.625% due 2/15/2027                122,718,801         119,519,224
1.8%

Utilities--4.6%                                   Beaver Valley Funding Corp.:
                   B+        B1      8,070,000       8.625% due 6/01/2007                  7,099,175           7,962,507
                   B+        B1     34,469,000       9% due 6/01/2017                     31,081,506          34,123,274
                                                  CTC Mansfield Funding Corp.:
                   B+        Ba3    15,777,000       10.25% due 3/30/2003                 15,734,100          15,644,078
                   B+        Ba3    25,000,000       11.125% due 9/30/2016                26,416,875          26,335,499
                   BB        Ba2    15,000,000    Cleveland Electric Illuminating Co.,
                                                     9.50% due 5/15/2005                  14,971,200          16,055,699
                   BB-       Ba3    27,000,000    El Paso Electric Company, 9.40%
                                                     due 5/01/2011                        26,990,000          29,001,240
                   BB-       B1     40,000,000    Metrogas S.A., 12% due 8/15/2000        40,031,875          43,750,000
                   NR*       NR*    15,719,866    Sunflower Electric Power Corp.,
                                                     8% due 12/31/2016 (n)                10,311,786          11,947,098
                   B+        B1     20,000,000    Texas-New Mexico Power Corp.,
                                                     10.75% due 9/15/2003                 20,065,000          21,650,000
                   BBB-      NR*    42,000,000    Trans Gas de Occidente, 9.79% due
                                                     11/01/2010 (m)                       42,075,000          44,837,898
                                                  Tucson Electric & Power Co. (n):
                   NR*       NR*    33,847,782       10.21% due 1/01/2009                 32,005,359          33,272,031
                   NR*       NR*    21,526,207       10.732% due 1/01/2013                20,326,836          21,201,377
                                                                                       -------------       -------------
                                                                                         287,108,712         305,780,701

SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds (continued)                                                                                High Income Portfolio
Waste              B+        B3   $ 20,000,000    Allied Waste North America,
Management--                                         10.25% due 12/01/2006             $  20,000,000       $  20,500,000
0.5%               D         Ca     23,700,000    Mid-American Waste Systems, Inc.,
                                                     12.25% due 2/15/2003 (k)             23,667,250          11,494,500
                                                                                       -------------       -------------
                                                                                          43,667,250          31,994,500

Wireless           CCC-      B3     30,000,000    Dial Call Communications, 13.852%
Communications--                                     due 4/15/2004 (a)                    21,523,933          21,750,000
Domestic Paging &                                 Mobilemedia Communication, Inc.:
Cellular--3.6%     D         C      33,000,000       11.58% due 12/01/2003 (a)(k)         25,098,450           6,105,000
                   D         C      12,126,000       9.375% due 11/01/2007                10,618,705           2,910,240
                   B-        B3     80,000,000    Nextel Communications Inc., 12.08%
                                                     due 8/15/2004 (a)                    58,646,658          54,600,000
                   NR*       NR*    21,000,000    Page Mart Inc., 12.74% due
                                                     11/01/2003 (a)                       16,989,894          16,852,500
                   B         B2     75,000,000    Paging Network, Inc., 10% due
                                                     10/15/2008                           74,756,250          67,500,000
                   B-        B2     19,730,000    USA Mobile Communications Holdings,
                                                     Inc., 9.50% due 2/01/2004            18,997,875          17,066,450
                   B+        B1     25,000,000    Vanguard Cellular Systems, Inc.,
                                                     9.375% due 4/15/2006                 24,975,250          24,750,000
                   B-        B3     25,000,000    Western Wireless Corp., 10.50%
                                                     due 2/01/2007                        25,062,500          24,875,000
                                                                                       -------------       -------------
                                                                                         276,669,515         236,409,190

Wireless           B+        B3     53,472,000    Comunicacion Celular, 12.76% due
Communications--                                     11/15/2003 (a)(j)                    34,361,808          37,029,360
International      B-        B3     90,000,000    Millicom International Celular S.A.,
Paging &                                             13.39% due 6/01/2006 (a)             52,664,641          58,950,000
Cellular--1.5%                                                                         -------------       -------------
                                                                                          87,026,449          95,979,360


                                                  Total Investments in Bonds--84.6%    5,547,075,383       5,586,618,179

                                        Shares
                                         Held
Preferred Stocks

Broadcasting--Radio &                    7,255    Paxson Communications (m)++++            6,865,975           7,146,175
Television--0.4%                       200,000    SFX Broadcasting Inc.                   20,000,000          19,350,000
                                                                                       -------------       -------------
                                                                                          26,865,975          26,496,175

Cable--                                167,812    Cablevision Systems Corp.,
Domestic--0.7%                                       Series M                             14,634,820          14,872,338
                                    30,000,000    TCI Communications Inc.,
                                                     9.65 due 3/31/2027                   29,995,860          29,709,300
                                                                                       -------------       -------------
                                                                                          44,630,680          44,581,638

Cable--International--0.3%              19,500    International Cabletel Inc. (m)++++     19,477,500          18,573,750

Energy--0.0%                               250    Transamerican Energy                        25,000              26,375

Entertainment--1.4%                     82,798    Time Warner Inc. (Series K)             82,918,471          89,318,342

Financial Services--0.5%             1,230,000    California Federal Bank (Series A)      30,815,000          30,288,750

Independent Power                       29,517    Consolidated Hydro, Inc.                14,891,917           4,427,550
Producers--0.1%

Paper & Forest                         435,000    S.D. Warren Co., Series B (m)           13,847,190          16,095,000
Products--0.2%




SCHEDULE OF INVESTMENTS (continued)
                                       Shares                                                                   Value
Industries                              Held                Issue                           Cost              (Note 1a)

Preferred Stocks (concluded)                                                                     High Income Portfolio
Publishing &                           421,000    K-III Communications Corp.           $  10,562,750       $  11,156,500
Printing--0.6%                         152,870    K-III Communications Corp.,
                                                     Series B                             15,398,238          16,586,386
                                       125,000    K-III Communications Corp.,
                                                     Series C                             12,500,000          12,515,625
                                                                                       -------------       -------------
                                                                                          38,460,988          40,258,511

Steel--0.2%                            550,000    USX Capital LLC                         13,750,000          13,818,750

Telephone--Competitive                   1,000    Intermedia Communications Inc. (m)      10,000,000           9,575,000
Local Exchange Carriers--0.1%

Utilities--0.2%                        111,517    El Paso Electric Company                11,250,191          12,294,749


                                                  Total Investments in
                                                  Preferred Stocks--4.7%                 306,932,912         305,754,590

Common Stocks

Cable--0.1%                              2,887    CS Wireless Systems Inc. (k)                20,336                  58
                                       195,096    Echostar Communications Corp. (k)        1,385,894           4,072,629
                                                                                       -------------       -------------
                                                                                           1,406,230           4,072,687

Consumer Products--0.1%                200,369    Culligan Water Technologies
                                                     Inc. (k)                              1,686,248           7,839,437

Energy--0.0%                            57,237    Mesa Inc.                                  199,648             343,422

Entertainment--0.2%                  1,155,961    On Command Corporation (k)(o)           52,121,914          13,004,561

Food & Beverage--0.2%                  147,263    FoodBrands America                       5,771,245           3,405,457
                                       763,000    Seven-Up/RC Bottling Company (o)        13,403,214           9,084,469
                                                                                       -------------       -------------
                                                                                          19,174,459          12,489,926

Gaming--0.0%                            75,500    Goldriver Hotel & Casino
                                                     Corporation (Class B) (b)(o)            540,045                  0

Industrial                              11,400    Thermadyne Industries, Inc.                165,300             312,787
Services--0.0%

Supermarkets--                         120,194    ABCO Markets Inc. (k)(n)                 4,054,875                   0
0.0%                                   521,389    Grand Union Co. (k)(o)                  29,475,625           1,824,861
                                                                                       -------------       -------------
                                                                                          33,530,500           1,824,861

                                                  Total Investments in
                                                  Common Stocks--0.6%                    108,824,344          39,887,681

Trusts & Warrants

Cable--0.0%                            177,500    American Telecasting Inc.
                                                     (Warrants) (c)                          413,723             421,562
                                        25,000    People's Choice T.V. Corp.
                                                     (Warrants) (c)                          140,353              18,750
                                                                                       -------------       -------------
                                                                                             554,076             440,312

Energy--0.0%                           407,677    Transamerican Refining Corp.
                                                     (Warrants) (c)                          950,408             917,273

Entertainment--0.1%                    379,186    On Command Corporation (Warrants)
                                                     (c)(o)                                3,033,504           1,943,328

Gaming--0.0%                             7,550    Goldriver Hotel & Casino Corp.
                                                     Liquidating Trust (n)                   192,320                   0
                                       113,386    Trump Castle Funding, Inc.
                                                     (Warrants) (c)                                0                   0
                                                                                       -------------       -------------
                                                                                             192,320                   0




SCHEDULE OF INVESTMENTS (continued)
                                       Shares                                                                   Value
Industries                              Held                Issue                           Cost              (Note 1a)

Trusts & Warrants (concluded)                                                                    High Income Portfolio
Independent Power                       18,000    Consolidated Hydro, Inc.
Producers--0.0%                                      (Warrants) (c)                    $     390,123       $     261,000

Paper & Forest Products--0.0%           60,000    S.D. Warren Co. (Warrants) (c)(n)          165,310             262,500

Wireless Communications--               57,040    Page Mart Inc. (Warrants) (c)              236,127             146,165
Domestic Paging & Cellular--0.0%

Wireless Communications--               53,472    Comunicacion Celular (Warrants)
International Paging & Cellular--0.0%                (c)(m)                                  109,680             374,304


                                                  Total Investments in
                                                  Trusts & Warrants--0.1%                  5,631,548           4,344,882

                                       Face
                                      Amount
Short-Term Securities

Commercial                                        Allomon Funding Corp.:
Paper***--8.4%                    $ 10,047,000       5.35% due 4/07/1997                  10,038,041          10,038,041
                                    15,000,000       5.32% due 4/11/1997                  14,977,833          14,977,833
                                    35,000,000    American Home Products
                                                     Corporation, 5.34% due 5/02/1997     34,839,058          34,839,058
                                    25,000,000    Atlantic Asset Securitization Corp.,
                                                     5.34% due 4/14/1997                  24,951,792          24,951,792
                                                  CXC Inc.:
                                    30,000,000       5.30% due 4/08/1997                  29,969,083          29,969,083
                                    50,000,000       5.35% due 4/14/1997                  49,903,403          49,903,403
                                    24,000,000    Ciesco L.P., 5.30% due 4/28/1997        23,904,600          23,904,600
                                    40,000,000    Columbia/HCA Healthcare Corp.,
                                                     5.34% due 5/01/1997                  39,822,000          39,822,000
                                    17,000,000    Corporate Asset Funding Co. Inc.,
                                                     5.30% due 4/01/1997                  17,000,000          17,000,000
                                    12,000,000    Deer Park Refining L.P., 5.33% due
                                                     4/21/1997                            11,964,467          11,964,467
                                    15,000,000    Eureka Securitization PLC, 5.28%
                                                     due 4/22/1997                        14,953,800          14,953,800
                                    14,000,000    GTE Corp., 5.35% due 4/03/1997          13,995,839          13,995,839
                                    32,016,000    General Motors Acceptance Corp.,
                                                     6.75% due 4/01/1997                  32,016,000          32,016,000
                                    43,000,000    International Securitization
                                                     Corporation, 5.37% due 4/14/1997     42,916,616          42,916,616
                                                  NYNEX Corporation:
                                    25,000,000       5.29% due 4/16/1997                  24,944,896          24,944,896
                                    25,000,000       5.34% due 5/09/1997                  24,859,083          24,859,083
                                    15,000,000    National Fleet Funding Corp.,
                                                     5.33% due 4/25/1997                  14,946,700          14,946,700
                                    47,780,000    National Rural Utilities
                                                     Cooperative Finance Corporation,
                                                     5.28% due 4/10/1997                  47,716,930          47,716,930
                                    60,000,000    Navistar Financial Corp., 5.80%
                                                     due 4/18/1997                        59,835,667          59,835,667
                                    20,000,000    Onyx Corp., 5.90% due 4/18/1997         19,944,278          19,944,278
                                                                                       -------------       -------------
                                                                                         553,500,086         553,500,086



SCHEDULE OF INVESTMENTS (concluded)
                                       Face                                                                    Value
                                      Amount               Issue                           Cost              (Note 1a)

Short-Term Securities (concluded)                                                                  High Income Portfolio
US Government                     $ 10,000,000    Federal Home Loan Mortgage
Agency Obligations***--                              Corp., 5.38% due 4/17/1997       $    9,976,089      $    9,976,089
0.1%

                                                  Total Investments in
                                                  Short-Term Securities--8.5%            563,476,175         563,476,175


Total Investments--98.5%                                                              $6,531,940,362       6,500,081,507
                                                                                      ==============
Other Assets Less Liabilities--1.5%                                                                          101,569,933
                                                                                                          --------------
Net Assets--100.0%                                                                                        $6,601,651,440
                                                                                                          ==============


  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are:
    (1) Conglomerates; (2) Health Services; (3) Transportation Services;
    (4) Waste Management.
 ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Each share of Series B Stock contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.
 (c)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (d)Each $1,000 face amount contains one warrant of Wireless One Inc.
 (e)Each $1,000 face amount contains one warrantof Olympic Financial
    Ltd.
 (f)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (g)Each $1,000 face amount contains one warrant of Orion Network
    Systems, Inc.
 (h)Each $1,000 face amount contains one warrant of United
    International Holdings, Inc.
 (i)Each $1,000 face amount contains six warrants of Echostar
    Communications Corp.
 (j)Each $1,000 face amount contains one warrant of Comunicacion
    Celular.
 (k)Non-income producing security.
 (l)Floating Rate Bond.
 (m)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 (n)Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was approximately $109,249,000, representing 1.7% of net assets.

                                              Acquisition                          Value
          Issue                                 Date(s)            Cost          (Note 1a)
    ABCO Markets Inc.                       11/19/1992       $  4,054,875     $          0
    Comtel Brasileira Ltd.,
      10.75% due 9/26/2004                  9/18/1996             517,500          528,750
    Cumberland Farms, Inc., DE,
      10.50% due 10/01/2003          2/18/1994--12/24/1996     24,034,229       24,696,980
    Goldriver Hotel & Casino
      Corp., Liquidating Trust       8/31/1992--11/17/1992        192,320                0
    S.D. Warren Co. (Warrants)              6/06/1995             165,310          262,500
    Sunflower Electric Power Corp.,
      8% due 12/31/2016              11/29/1991--8/23/1995     10,311,786       11,947,098
    Transamerican Exploration Corp.,
      14% due 9/19/1998                     9/17/1996          16,830,000       17,340,000
    Tucson Electric & Power Co.:
      10.21% due 1/01/2009            7/27/1993--4/01/1996     32,005,359       33,272,031
      10.732% due 1/01/2013           3/01/1993--7/16/1993     20,326,836       21,201,377

    Total                                                    $108,438,115     $109,248,736
                                                             ============     ============


 (o)Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                           Net Share        Value        Dividend
    Industry                        Affiliate               Activity         Cost         Income
    Gaming            Goldriver Hotel & Casino Corporation     --             --           (k)
                      (Class B)
    Supermarkets      Grand Union Co.                          --             --           (k)
    Entertainment     On Command Corporation               1,155,961     $52,121,914       (k)
    Entertainment     On Command Corporation (Warrants)      379,186       3,033,504       (k)
    Food & Beverage   Seven-Up/RC Bottling Company             --             --           (k)


See Notes to Financial Statements.



SCHEDULE OF INVESTMENTS
                   S&P     Moody's      Face                                                                    Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes                                                                               Investment Grade Portfolio
US Government                                     United States Treasury
Obligations--4.8%                                 Bonds & Notes:
                   AAA       Aaa  $  5,000,000       9.25% due 8/15/1998              $    5,289,844      $    5,190,600
                   AAA       Aaa    22,800,000       6.375% due 5/15/1999                 22,853,438          22,750,068
                   AAA       Aaa     3,000,000       7.50% due 10/31/1999                  3,092,344           3,064,680
                   AAA       Aaa     3,500,000       5.875% due 6/30/2000                  3,502,835           3,421,810
                   AAA       Aaa    16,000,000       6.25% due 8/31/2000                  16,012,734          15,797,440
                   AAA       Aaa     3,000,000       6.25% due 1/31/2002                   3,014,766           2,934,840
                   AAA       Aaa     2,500,000       6.375% due 8/15/2002                  2,494,531           2,454,300
                   AAA       Aaa     1,000,000       5.75% due 8/15/2003                     976,719             943,910
                   AAA       Aaa     3,100,000       5.875% due 2/15/2004                  2,995,375           2,932,414
                   AAA       Aaa     3,500,000       6.50% due 5/15/2005                   3,471,016           3,405,920
                   AAA       Aaa     2,650,000       6.25% due 2/15/2007                   2,581,570           2,525,371
                   AAA       Aaa     5,000,000       6.50% due 11/15/2026                  4,763,281           4,603,100
                                                                                      --------------      --------------
                                                                                          71,048,453          70,024,453

Asset-Backed       AAA       Aaa    26,905,000    Banc One, Master Trust (Series B),
Securities++--                                       7.55% due 12/15/1999                 27,427,315          27,140,419
6.0%               AAA       Aaa     4,350,000    Case Corporation, 6% due 3/15/2004       4,347,962           4,330,289
                   AAA       Aaa    10,000,000    Citibank Credit Card Master Trust
                                                     I, 5.682% due 12/10/2008 (a)          9,996,100           9,996,800
                   AAA       Aaa    22,084,319    Fifth Third Auto Grantor Trust,
                                                     6.45% due 3/15/2002                  22,075,693          22,056,714
                   AAA       Aaa     6,000,000    First Bank Corporate Card Master
                                                     Trust, 6.40% due 2/15/2003            5,992,634           5,834,520
                   NR*       NR*    15,000,000    Household Afinity Credit Card,
                                                     Master Trust, 5.767% due
                                                     8/16/2004                            15,000,000          14,995,313
                                                                                      --------------      --------------
                                                                                          84,839,704          84,354,055

Banking--          AA-       Aa3     2,000,000    Banc One, Dayton, 6.625% due
11.4%                                                4/15/2003                             2,082,060           1,920,220
                   AA-       Aa3     3,000,000    Banc One, Milwaukee, 6.625% due
                                                     4/15/2003                             3,123,090           2,902,860
                   BBB+      A1      4,900,000    Bank of New York, Capital I,
                                                     7.97% due 12/31/2026                  4,882,997           4,730,166
                                                  BankAmerica Corp.:
                   A+        A1      4,000,000       6.65% due 5/01/2001                   3,996,120           3,938,160
                   A+        A1      3,000,000       7.125% due 5/12/2005                  3,087,560           2,933,370
                   A-        NR*     5,000,000    Chase Capital II, 6.062% due
                                                     2/01/2027 (a)                         4,886,400           4,923,235
                   A-        A2     10,300,000    Chase Manhattan Bank Corporation,
                                                     8.65% due 2/13/1999                  10,805,215          10,645,668
                   A+        A1      6,000,000    Fifth Third Bank, 6.75% due
                                                     7/15/2005                             5,960,400           5,756,700
                   A-        A3     10,000,000    First Bank System, Inc., 6.375%
                                                     due 3/15/2001                         9,865,183           9,759,200
                   A         A2      3,000,000    First Chicago Corp., 9% due
                                                     6/15/1999                             3,182,940           3,130,320
                   A-        A1     17,500,000    First Chicago NBD Capital I,
                                                     6.112% due 2/01/2027 (a)             17,317,930          17,210,568
                   A-        A2      8,400,000    First Interstate Bancorp, 9.90%
                                                     due 11/15/2001                        9,536,016           9,298,884
                   BBB       A1     17,800,000    Fleet Capital Trust II, 7.92%
                                                     due 12/11/2026                       17,612,506          17,047,950
                   A-        A3      5,000,000    Golden West Financial Corp., 9.15%
                                                     due 5/23/1998                         5,678,700           5,139,750
                   BBB+      A3     14,000,000    HSBC Americas Inc., 7.808% due
                                                     12/15/2026 (b)                       13,838,440          13,010,410
                   BBB+      A3      5,000,000    MBNA Corporation, 5.712% due
                                                     9/14/1998 (a)                         5,000,000           5,009,450
                   BBB+      A2      6,000,000    Mellon Capital I, 7.72% due
                                                     12/01/2026                            6,000,000           5,621,580
                                                  Norwest Corp.:
                   AA-       Aa3    17,000,000       6.25% due 4/15/1999                  16,944,240          16,846,150
                   AA-       Aa3     3,500,000       6.75% due 5/12/2000                   3,494,785           3,485,335
                   A+        A1      3,500,000       6.625% due 3/15/2003                  3,553,235           3,361,190
                   AA+       Aa2     6,000,000    Wachovia Bank of North Carolina,
                                                     6.55% due 6/09/1997                   5,995,620           6,008,280
                   A-        A2      8,000,000    Wells Fargo Capital I, 7.96% due
                                                     12/15/2026                            7,855,625           7,705,680
                                                                                      --------------      --------------
                                                                                         164,699,062         160,385,126

SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Canadian                                          Province of Quebec (Canada)(1):
Provinces*--       A+        A2   $  7,035,000       7.50% due 7/15/2002              $    7,440,311      $    7,105,561
1.9%               A+        A2      6,000,000       8.80% due 4/15/2003                   6,774,360           6,417,420
                   A+        A2      4,500,000       13% due 10/01/2013                    5,706,285           5,079,375
                   A+        A2      9,000,000       7.125% due 2/09/2024                  8,673,600           8,144,280
                                                                                      --------------      --------------
                                                                                          28,594,556          26,746,636

Federal            AAA       Aaa    15,000,000    Federal National Mortgage
Agencies--                                           Association, 7.85% due
1.2%                                                 9/10/2004                            14,817,438          15,093,750

Finance--4.6%      BBB-      Baa2   15,000,000    Advanta Corp., 6.26% due
                                                     9/01/1997                            14,991,450          15,132,000
                   A+        A1      1,300,000    American General Finance Corp.,
                                                     7.70% due 11/15/1997                  1,322,074           1,310,660
                                                  Associates Corp. of North America:
                   AA-       Aa3     6,000,000       8.375% due 1/15/1998                  6,019,320           6,089,940
                   AA-       Aa3     2,000,000       5.25% due 9/01/1998                   1,939,180           1,963,900
                   AA-       Aa3     1,500,000       7.25% due 9/01/1999                   1,481,430           1,513,875
                   A         A2      9,250,000    Beneficial Corporation, 6.42%
                                                     due 1/15/2002                         9,093,583           8,944,657
                   A         Aa3     1,250,000    CIT Capital Trust I, 7.70% due
                                                     2/15/2027 (b)                         1,244,300           1,179,185
                                                  CIT Group Holdings, Inc.:
                   A+        Aa3     8,000,000       5.75% due 5/02/1997 (a)               8,000,000           7,997,360
                   A+        Aa3    13,000,000       7% due 9/30/1997                     13,118,040          13,061,880
                   A-        Baa1    7,000,000    Finova Capital Corp., 6.375%
                                                     due 10/15/2000                        6,972,850           6,836,410
                                                                                      --------------      --------------
                                                                                          64,182,227          64,029,867

Finance--                                         Bear Stearns Companies, Inc.:
Other--7.6%        A         A2      2,000,000       6.75% due 5/01/2001                   1,993,680           1,971,900
                   A         A2     11,650,000       6.70% due 8/01/2003                  10,667,430          11,221,979
                   A         A2      3,000,000       8.75% due 3/15/2004                   3,224,430           3,206,700
                                                  Dean Witter, Discover & Co.:
                   A         A2      3,500,000       6.75% due 8/15/2000                   3,486,805           3,470,530
                   A         A2      9,500,000       6.75% due 1/01/2016                   9,064,450           8,469,060
                   A+        A2     10,000,000    Equitable Cos. Inc., 9% due
                                                     12/15/2004                           11,040,500          10,861,700
                   A         A2      7,500,000    Equitable Life Assurance
                                                     Society of the US,
                                                     7.70% due 12/01/2015 (b)              7,448,310           7,496,250
                   A         Baa1    5,000,000    Lehman Brothers Inc., 7.375%
                                                     due 8/15/1997                         4,993,500           5,024,700
                   BBB+      Baa1    1,500,000    PaineWebber Group Inc., 7.625%
                                                     due 2/15/2014                         1,432,470           1,418,370
                   BBB       Baa1   10,000,000    Salomon Inc., 7.20% due 2/01/2004        9,991,700           9,805,300
                                                  Smith Barney Holdings, Inc.:
                   A-        A2      7,000,000       6.50% due 10/15/2002                  6,961,080           6,754,440
                   A-        A2      2,500,000       6.875% due 6/15/2005                  2,482,325           2,395,825
                   A+        A1     14,900,000    Travelers Capital II, 7.75% due
                                                     12/01/2036                           14,613,730          13,863,109
                                                  The Travelers Corp.:
                   A+        A1      9,000,000       9.50% due 3/01/2002                   9,610,100           9,832,590
                   A+        A1     10,800,000       7.875% due 5/15/2025                 10,845,324          10,678,500
                                                                                      --------------      --------------
                                                                                         107,855,834         106,470,953

Financial          A+        A1      5,000,000    Ford Motor Credit Co., 8%
Services--                                           due 6/15/2002                         5,286,350           5,163,700
Captive--0.4%




SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Financial          A+        A1   $  9,200,000    Morgan Stanley Group Inc.,
Services--                                           6.875% due 3/01/2007             $    9,166,972      $    8,782,412
Other--2.3%        BBB       Baa1   24,000,000    Salomon Inc., 6.50% due 3/01/2000       24,000,000          23,634,000
                                                                                      --------------      --------------
                                                                                          33,166,972          32,416,412

Industrial--       AA-       A1      3,000,000    Anheuser-Busch Cos., Inc.,
Consumer Goods--                                     8.75% due 12/01/1999                  3,367,590           3,133,110
3.7%               AA        Aa2     5,000,000    Kimberly-Clark Corporation,
                                                     7.875% due 2/01/2023                  5,084,900           4,935,700
                   BBB       Baa2    9,000,000    Nabisco, Inc., 7.55% due 6/15/2015       8,981,960           8,651,250
                                                  Philip Morris Cos., Inc.:
                   A         A2      9,500,000       9% due 1/01/2001                      9,698,815          10,003,880
                   A         A2     10,000,000       7.75% due 1/15/2027                   9,914,800           9,474,700
                                                  RJR Nabisco, Inc.:
                   BBB-      Baa3    3,000,000       8.75% due 4/15/2004                   2,912,220           2,981,910
                   BBB-      Baa3   13,000,000       8.75% due 8/15/2005                  12,720,550          12,836,460
                                                                                      --------------      --------------
                                                                                          52,680,835          52,017,010

Industrial--       BBB-      Baa3    5,500,000    Arkla Inc., 8.875% due 7/15/1999         5,819,675           5,726,270
Energy--2.8%                                      BP America Inc.:
                   AA        Aa2     4,075,000       9.375% due 11/01/2000                 4,488,287           4,387,186
                   AA        Aa3    11,000,000       10% due 7/01/2018                    11,869,080          11,864,820
                   BBB-      Baa3    5,000,000    Noram Energy Corp., 7.50%
                                                     due 8/01/2000                         5,113,400           5,048,600
                   BBB       Baa3    7,000,000    Tennessee Gas Pipeline Co.,
                                                     7.50% due 4/01/2017                   6,940,080           6,799,310
                   A+        A1      5,500,000    Texaco Capital Inc., 9% due
                                                     12/15/1999                            6,215,190           5,784,680
                                                                                      --------------      --------------
                                                                                          40,445,712          39,610,866

Industrial--                                      Chrysler Financial Corp.:
Manufacturing--    A-        A3     14,000,000       10.95% due 8/01/2017                 16,298,000          14,951,720
10.6%              A-        A3      7,000,000       7.45% due 3/01/2027                   6,965,980           6,629,700
                   AA-       Aa3     4,500,000    du Pont (E.I.) de Nemours & Co.,
                                                     8.25% due 1/15/2022                   4,676,445           4,488,930
                                                  Ford Motor Credit Co.:
                   A+        A1      5,000,000       7% due 9/25/2001                      4,980,100           4,970,200
                   A+        A1      5,000,000       7.50% due 6/15/2004                   5,140,200           5,029,450
                   A+        A1      1,000,000       7.75% due 3/15/2005                     999,090           1,014,150
                                                  General Motors Acceptance Corp.:
                   A-        A3      8,000,000       7.60% due 1/20/1998                   7,829,600           8,083,680
                   A-        A3      6,100,000       7.125% due 5/11/1998                  6,168,808           6,151,362
                   A-        A3      4,000,000       6.625% due 9/19/2002                  3,915,080           3,884,760
                   A-        A3      7,000,000       7.125% due 5/01/2003                  6,964,230           6,947,780
                   BBB-      Baa3    8,450,000    James River Corp. of Virginia,
                                                     9.25% due 11/15/2021                  9,952,861           9,422,426
                                                  Lockheed Martin Corp.:
                   BBB+      A3     10,000,000       6.625% due 6/15/1998                  9,998,700          10,019,300
                   BBB+      A3      8,750,000       6.55% due 5/15/1999                   8,745,800           8,698,200
                   BBB+      A3      5,000,000       6.85% due 5/15/2001                   4,995,950           4,950,650
                   BBB+      A3     11,000,000    Loral Corporation, 8.375% due
                                                     6/15/2024                            11,056,040          11,598,400
                   BBB+      A3      4,000,000    Martin Marietta Corp., 7.375%
                                                     due 4/15/2013                         3,846,440           3,874,040
                                                  McDonnell Douglas Financial Corp.:
                   A-        Baa2    9,000,000       8.625% due 4/01/1997                  9,203,220           8,957,790
                   A-        Baa2    7,500,000       6.13% due 12/23/1998                  7,484,550           7,273,875
                   A-        Baa2    5,000,000       6.30% due 10/20/1999                  5,029,550           4,819,300
                   BBB       Baa3   17,000,000    Seagate Technology, Inc., 7.125%
                                                     due 3/01/2004                        16,970,250          16,644,020
                                                                                      --------------      --------------
                                                                                         151,220,894         148,409,733

SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Industrial--       A+        A1  $  10,000,000    Bass America, Inc., 8.125%
Services--                                           due 3/31/2002                    $   10,250,610      $   10,368,400
14.0%              A         A2      8,000,000    Carnival Cruise Lines, Inc.,
                                                     7.70% due 7/15/2004                   8,076,380           8,062,400
                                                  Circus Circus Enterprises, Inc.:
                   BBB+      Baa2    6,000,000       6.45% due 2/01/2006                   5,986,860           5,492,280
                   BBB+      Baa2   10,000,000       6.70% due 11/15/2096                  9,977,700           9,563,900
                                                  Columbia/HCA Healthcare Corp.:
                   A-        A2      9,000,000       6.87% due 9/15/2003                   9,101,160           8,810,820
                   A-        A2      5,500,000       7.05% due 12/01/2027                  5,158,380           4,971,285
                                                  Dillard Department Stores, Inc.:
                   A+        A2      4,000,000       7.375% due 6/15/1999                  4,254,860           4,046,640
                   A+        A2      5,000,000       9.125% due 8/01/2011                  6,054,000           5,624,700
                   A+        A1      2,000,000    Electronic Data Systems Corp.,
                                                     6.85% due 5/15/2000 (b)               1,998,420           1,995,312
                   A         A2      5,000,000    JC Penney & Co., 6.375% due
                                                     9/15/2000                             4,991,900           4,899,850
                   AAA       Aaa     7,000,000    Johnson & Johnson, 8.72% due
                                                     11/01/2024                            7,057,420           7,414,890
                                                  News American Holdings, Inc.:
                   BBB       Baa3    4,000,000       9.125% due 10/15/1999                 4,298,640           4,199,360
                   BBB       Baa3   12,445,000       8.625% due 2/01/2003                 13,585,486          13,077,828
                   BBB       Baa3   10,000,000       8% due 10/17/2016                     9,699,900           9,597,100
                                                  Oracle Corporation:
                   BBB+      Baa2    5,000,000       6.72% due 2/15/2004                   5,000,000           4,822,250
                   BBB+      Baa2    4,000,000       6.91% due 2/15/2007                   4,000,000           3,825,920
                                                  Royal Caribbean Cruises Ltd.:
                   BBB-      Baa3    2,500,000       8.25% due 4/01/2005                   2,568,775           2,576,600
                   BBB-      Baa3    3,500,000       7.25% due 8/15/2006                   3,372,950           3,381,945
                                                  Sears, Roebuck & Co.:
                   A-        A2      5,000,000       9.25% due 4/15/1998                   5,712,125           5,140,750
                   A-        A2      8,785,000       8.45% due 11/01/1998                  9,709,797           9,007,963
                   A-        A2      8,000,000       6.82% due 10/17/2002                  8,016,320           7,827,120
                                                  Service Corporation International:
                   BBB+      Baa1    7,000,000       6.75% due 6/01/2001                   6,978,580           6,889,680
                   BBB+      Baa1    9,500,000       7.20% due 6/01/2006                   9,471,215           9,282,364
                                                  Time Warner Entertainment Co.:
                   BBB-      Baa3    6,000,000       8.875% due 10/01/2012                 6,624,540           6,356,340
                   BBB-      Baa3    5,000,000       8.375% due 3/15/2023                  5,281,450           4,935,150
                   AA        A2     14,345,000    Wal-Mart Stores, Inc., 8.50% due
                                                     9/15/2024                            14,488,240          14,613,682
                                                  Walt Disney Co.:
                   A         A2      5,500,000       6.375% due 3/30/2001                  5,500,000           5,383,730
                   A         A2     15,191,414       6.85% due 1/10/2007 (b)++            15,181,235          14,792,791
                                                                                      --------------      --------------
                                                                                         202,396,943         196,961,050

Industrial         BBB       Baa2    9,000,000    Federal Express Corporation,
Transportation--                                     9.65% due 6/15/2012                  10,137,590          10,435,230
1.9%                                              Southwest Airlines, Inc.:
                   A-        A3     10,000,000       9.40% due 7/01/2001                  11,326,040          10,771,300
                   A-        A3      2,000,000       8% due 3/01/2005                      1,989,220           2,051,300
                   A-        A3      3,000,000       7.875% due 9/01/2007                  2,983,950           3,066,660
                                                                                      --------------      --------------
                                                                                          26,436,800          26,324,490

Supranational--    AAA       Aaa     3,000,000    Asian Development Bank, 10.75%
0.7%                                                 due 6/01/1997                         3,302,730           3,021,150
                   AAA       Aaa     6,000,000    Inter-American Development Bank Co.,
                                                     8.875% due 6/01/2009                  7,633,550           6,779,100
                                                                                      --------------      --------------
                                                                                          10,936,280           9,800,250



SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Utilities--        A+        A2   $  8,700,000    ALLTEL Corporation, 6.75%
Communications--                                    due 9/15/2005                     $    8,566,020      $    8,348,172
3.0%                                              GTE Corp.:
                   A-        A3      3,000,000       8.85% due 3/01/1998                   3,081,000           3,063,750
                   BBB+      A3      7,500,000       9.375% due 12/01/2000                 8,235,170           8,062,050
                   A-        A3      4,000,000       9.10% due 6/01/2003                   4,242,720           4,332,160
                   A-        A3      3,000,000       10.30% due 11/15/2017                 3,285,270           3,205,980
                   AA        Aa3     2,000,000    Southwestern Bell
                                                     Telecommunications Corp.,
                                                     6.125% due 3/01/2000                  2,011,250           1,960,200
                                                  US West Capital Funding, Inc.:
                   BBB+      Baa1    5,000,000       6.85% due 1/15/2002                   4,998,050           4,917,150
                   BBB+      Baa1    6,000,000       7.90% due 2/01/2027                   6,000,000           5,835,900
                   BBB+      Baa1    3,000,000       7.95% due 2/01/2097                   2,970,000           2,896,080
                                                                                      --------------      --------------
                                                                                          43,389,480          42,621,442

Utilities--        BBB+      Baa1   13,500,000    Arizona Public Service Co.,
Electric--                                           7.625% due 3/15/1998                 13,708,305          13,650,390
4.0%               AA-       Aa2     6,675,000    Duke Power Co., 8% due 11/01/1999        6,666,714           6,852,889
                   A+        A1      2,000,000    Georgia Power Co., 6.125% due
                                                     9/01/1999                             1,961,420           1,966,400
                   AA-       A1      5,000,000    Northern States Power Company,
                                                     7.125% due 7/01/2025                  5,305,900           4,700,100
                   A-        A3      3,000,000    Pennsylvania Power & Light Co.,
                                                     6.875% due 2/01/2003                  3,048,870           2,947,260
                   A-        A3      7,000,000    Public Service Electric & Gas Co.,
                                                     7.125% due 11/01/1997                 7,058,870           7,035,490
                   AA-       A1      5,000,000    TECO Energy, Inc., 9.27% due
                                                     6/12/2000                             5,000,000           5,317,800
                   BBB       Baa2    5,000,000    Texas Utilities Electric Company,
                                                     8.175% due 1/30/2037                  5,000,000           4,851,550
                   A         A2      8,500,000    Virginia Electric & Power Co.,
                                                     8.625% due 10/01/2024                 8,377,160           8,830,480
                                                                                      --------------      --------------
                                                                                          56,127,239          56,152,359

Yankee             AA-       Aa2     6,000,000    ABN AMRO Bank, 7.55% due
Corporates*--                                        6/28/2006 (2)                         5,999,160           6,025,200
12.9%              A+        A1      6,000,000    Australia & New Zealand Banking
                                                     Group Ltd., 7.55% due
                                                     9/15/2006 (2)                         5,990,880           5,983,080
                                                  Bangkok Metropolitan Bank Public
                                                  Company Limited (2)(b):
                   BBB+      A3      8,885,000       7.25% due 9/15/2005                   8,799,674           8,454,682
                   BBB       A3      6,000,000       8.25% due 3/15/2016                   6,048,720           5,788,620
                   BBB       Baa1   13,575,000    China International Trust, 9%
                                                     due 10/15/2006 (2)                   14,699,340          14,642,809
                   A         A3      4,000,000    China Light & Power Company Ltd.,
                                                     7.50% due 4/15/2006 (8)               3,974,520           3,940,440
                                                  Enersis S.A. (8):
                   A-        Baa1    2,500,000       6.90% due 12/01/2006                  2,493,550           2,366,450
                   A-        Baa1    7,000,000       7.40% due 12/01/2016                  6,963,040           6,544,650
                   A-        Baa1    4,000,000       6.60% due 12/01/2026                  3,992,400           3,817,960
                                                  Ford Capital B.V. (2):
                   A+        A1     10,000,000       9.875% due 5/15/2002                 10,531,200          11,122,300
                   A+        A1      3,995,000       9.50% due 6/01/2010                   4,430,215           4,575,274
                   A         A2      4,000,000    Grand Metropolitan Investment
                                                     Corp., 6.50% due 9/15/1999 (2)        4,000,000           3,976,960
                   A-        Baa1    6,000,000    HSBC Americas Inc., 7% due
                                                     11/01/2006 (2)                        5,949,600           5,741,460
                                                  Husky Oil Ltd. (8):
                   BBB       Baa3    6,000,000       6.875% due 11/15/2003                 5,984,040           5,793,600
                   BBB       Baa3    3,000,000       7.125% due 11/15/2006                 2,986,590           2,891,490
                   BBB       Baa3    6,000,000       7.55% due 11/15/2016                  5,975,940           5,755,020

SCHEDULE OF INVESTMENTS (concluded)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (concluded)                                                                   Investment Grade Portfolio
Yankee             A-        A3   $  5,000,000    Israel Electric Corp. Ltd,
Corporates*--                                        7.25% due 12/15/2006 (8)(b)      $    4,990,500      $    4,822,850
(concluded)        AA-       A1     11,000,000    Korea Electric Power Corporation,
                                                     8% due 7/01/2002 (8)                 11,572,110          11,312,180
                   A         A3      5,500,000    Mass Transit Railway Corp.,
                                                     7.25% due 10/01/2005 (7)              5,663,700           5,370,585
                   A-        A2      6,250,000    Maybank New York, 7.125% due
                                                     9/15/2005 (2)                         6,217,938           6,025,125
                   A         A1      2,000,000    Midland Bank PLC, 7.625%
                                                     due 6/15/2006 (2)                     1,995,240           2,006,680
                   A+        A1     12,000,000    Petroliam Nasional BHD, 6.875% due
                                                     7/01/2003 (8)(b)                     11,929,530          11,710,920
                   BBB+      A3      5,000,000    Philips Electronics N.V., 7.20%
                                                     due 6/01/2026 (8)                     4,988,700           4,892,950
                                                  Pohang Iron & Steel Industries
                                                  Co., Ltd. (6):
                   A+        A2     12,000,000       7.375% due 5/15/2005                 12,217,645          11,806,200
                   A+        A2     11,000,000       7.125% due 11/01/2006                10,987,570          10,574,960
                   A+        A1      6,500,000    Telekom Malaysia BHD, 7.125% due
                                                     8/01/2005 (8)(b)                      6,668,405           6,353,990
                   A         A2      9,000,000    WMC (Western Mining Corp.) Finance
                                                     Ltd., 7.25% due 11/15/2013 (4)        9,089,100           8,565,030
                                                                                      --------------      --------------
                                                                                         185,139,307         180,861,465

Yankee             AAA       Aaa     4,000,000    Export-Import Bank of Japan,
Sovereign*--                                         8.35% due 12/01/1999 (3)              4,226,640           4,144,160
1.8%               AA-       A1      9,000,000    Korea Development Bank, 6.625%
                                                     due 11/21/2003 (2)                    9,045,790           8,667,630
                                                  Metropolis of Tokyo (Japan) (3):
                   AAA       Aaa     3,550,000       9.25% due 10/11/1998                  4,134,756           3,684,474
                   AAA       Aaa     4,000,000       9.25% due 11/08/2000                  4,219,660           4,284,280
                   BBB       A3      5,000,000    People's Republic of China, 6.625%
                                                     due 1/15/2003 (5)                     4,975,800           4,802,100
                                                                                      --------------      --------------
                                                                                          26,602,646          25,582,644

                                                  Total Investments in
                                                  Bonds & Notes--95.6%                 1,369,866,732       1,343,026,261

Short-Term Securities

Repurchase                          46,618,000    UBS Securities Funding, Inc.,
Agreements**--3.3%                                   purchased on 3/31/1997 to
                                                     yield 6.38% to 4/01/1997             46,618,000          46,618,000

                                                  Total Investments in
                                                  Short-Term Securities--3.3%             46,618,000          46,618,000


Total Investments--98.9%                                                              $1,416,484,732       1,389,644,261
                                                                                      ==============
Other Assets Less Liabilities--1.1%                                                                           15,882,273
                                                                                                          --------------
Net Assets--100.0%                                                                                        $1,405,526,534
                                                                                                          ==============

  *Corresponding industry groups for foreign securities which are denominated in US dollars:
(1)Government Entity; Guaranteed by the Province.
(2)Financial Institution.
(3)Government Entity; Guaranteed by Japan.
(4)Industrial Mining.
(5)Government Entity.
(6)Industrial; Metals.
(7)Transportation.
(8)Industrial.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
 ++Subject to principal paydowns.
(a)Floating Rate Note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes                                                                                Intermediate Term Portfolio
US Government                                     United States Treasury
Obligations--                                     Bonds & Notes:
11.6%              AAA       Aaa  $  5,000,000       7.875% due 4/15/1998             $    5,105,859      $    5,086,700
                   AAA       Aaa     2,000,000       7.50% due 10/31/1999                  2,061,563           2,043,120
                   AAA       Aaa     3,000,000       7.75% due 12/31/1999                  3,122,344           3,085,770
                   AAA       Aaa     1,000,000       5.875% due 2/15/2000                    989,375             981,410
                   AAA       Aaa     2,000,000       6.25% due 8/31/2000                   2,000,781           1,974,680
                   AAA       Aaa     2,000,000       5.75% due 10/31/2000                  1,963,750           1,940,940
                   AAA       Aaa     4,500,000       5.625% due 2/28/2001                  4,383,281           4,333,365
                   AAA       Aaa     1,000,000       8% due 5/15/2001                      1,070,000           1,044,840
                   AAA       Aaa    11,000,000       6.25% due 1/31/2002                  11,054,141          10,761,080
                   AAA       Aaa     4,000,000       6.375% due 8/15/2002                  3,991,250           3,926,880
                   AAA       Aaa     6,100,000       5.875% due 2/15/2004                  5,881,000           5,770,234
                   AAA       Aaa     4,000,000       7% due 7/15/2006                      4,262,500           4,010,000
                   AAA       Aaa     9,400,000       6.25% due 2/15/2007                   9,197,313           8,957,918
                                                                                      --------------      --------------
                                                                                          55,083,157          53,916,937

Asset-Backed                         2,000,000    First Bank Corporate Card Master
Securities++--0.4%                                   Trust, 6.40% due 2/15/2003            1,997,545           1,944,840

Banking--          A-        A2      3,500,000    Bank of New York Company, Inc.
14.5%                                                (The), 7.875% due 11/15/2002          3,873,450           3,592,470
                                                  BankAmerica Corp.:
                   A+        A1      5,000,000       6.65% due 5/01/2001                   4,997,250           4,922,700
                   A         A2      4,000,000       7.50% due 10/15/2002                  4,268,880           4,061,600
                   A+        A1      3,000,000       7.125% due 5/12/2005                  2,956,500           2,933,370
                   A+        A1      4,000,000    Fifth Third Bank, 6.75%
                                                     due 7/15/2005                         3,973,600           3,837,800
                   A         A2      9,000,000    First Chicago Corp., 9% due
                                                     6/15/1999                             9,548,820           9,390,960
                   A-        A3      6,000,000    Mellon Financial, 6.875% due
                                                     3/01/2003                             5,483,220           5,845,980
                   A+        A1     11,500,000    NationsBank Corporation, 6.65%
                                                     due 4/09/2002                        11,423,540          11,234,914
                                                  Norwest Corp.:
                   AA-       Aa3     7,000,000       6.25% due 4/15/1999                   6,977,040           6,936,650
                   A+        A1      1,000,000       6.625% due 3/15/2003                  1,003,060             960,340
                   AA+       Aa2     5,000,000    Wachovia Corporation, 6% due
                                                     3/15/1999                             4,890,950           4,943,850
                   BBB       A3      9,000,000    Washington Mutual Inc., 7.25%
                                                     due 8/15/2005                         8,930,520           8,750,430
                                                                                      --------------      --------------
                                                                                          68,326,830          67,411,064

Canadian                                          Province of Quebec (Canada) (3):
Provinces*--       A+        A2      5,000,000       7.50% due 7/15/2002                   5,296,190           5,050,150
2.2%               A+        A2      5,000,000       8.80% due 4/15/2003                   5,538,670           5,347,850
                                                                                      --------------      --------------
                                                                                          10,834,860          10,398,000

Federal            AAA       Aaa     2,500,000    Federal National Mortgage
Agencies--                                           Association, 7.85% due
0.5%                                                 9/10/2004                             2,496,484           2,515,625

Finance--6.2%      BBB-      Baa2   10,000,000    Advanta Corp., 6.26% due
                                                     9/01/1997                             9,994,300          10,088,000
                                                  Beneficial Corporation:
                   A         A2      3,000,000       6.42% due 1/15/2002                   2,949,270           2,900,970
                   A         A2      5,800,000       7.75% due 11/08/2002                  6,080,604           5,925,628
                                                  Finova Capital Corp.:
                   A-        Baa1    5,000,000       6.375% due 10/15/2000                 4,980,700           4,883,150
                   A-        Baa1    4,525,000       9.125% due 2/27/2002                  4,984,876           4,869,941
                                                                                      --------------      --------------
                                                                                          28,989,750          28,667,689




SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Finance--          BBB       Baa2 $ 11,580,000    Alex Brown Inc., 7.625%
Other--8.5%                                          due 8/15/2005                    $   11,797,083      $   11,461,537
                                                  Bear Stearns Companies, Inc.:
                   A         A2      2,000,000       6.75% due 5/01/2001                   1,993,680           1,971,900
                   A         A2      3,000,000       8.75% due 3/15/2004                   3,224,430           3,206,700
                   A         A2      6,250,000    Dean Witter, Discover & Co.,
                                                     6.75% due 8/15/2000                   6,226,437           6,197,375
                                                  Salomon Inc.:
                   BBB       Baa1   10,000,000       6.50% due 3/01/2000                  10,000,000           9,847,500
                   BBB+      Baa1    4,000,000       7.20% due 2/01/2004                   3,996,680           3,922,120
                   A-        A2      1,000,000    Smith Barney Holdings Inc.,
                                                     6.875% due 6/15/2005                    992,930             958,330
                   A+        A1      2,000,000    The Travelers Corp., 9.50% due
                                                     3/01/2002                             2,168,400           2,185,020
                                                                                      --------------      --------------
                                                                                          40,399,640          39,750,482

Industrial--       AA-       A1      5,481,000    Anheuser-Busch Cos., Inc.,
Consumer--4.3%                                       8.75% due 12/01/1999                  6,189,909           5,724,192
                                                  Nabisco, Inc.:
                   BBB       Baa2    5,000,000       6.70% due 6/15/2002                   4,997,050           4,848,600
                   BBB       Baa2    3,000,000       6.85% due 6/15/2005                   2,994,300           2,872,230
                   A         A2      3,500,000    Philip Morris Cos., Inc.,
                                                     9% due 1/01/2001                      3,576,195           3,685,640
                   BBB-      Baa3    3,000,000    RJR Nabisco Holding Corp.,
                                                     8.75% due 4/15/2004                   2,911,320           2,981,910
                                                                                      --------------      --------------
                                                                                          20,668,774          20,112,572

Industrial--                                      Texaco Capital Inc.:
Energy--0.9%       A+        A1      2,000,000       6.875% due 7/15/1999                  1,996,120           2,006,260
                   A+        A1      2,000,000       9% due 12/15/1999                     2,342,460           2,103,520
                                                                                      --------------      --------------
                                                                                           4,338,580           4,109,780

Industrial--       BBB       Baa2    4,000,000    Applied Materials Inc., 6.65%
Manufacturing--                                      due 9/05/2000                         4,000,000           3,940,880
8.6%               A+        A1      5,000,000    Ford Motor Credit Co., 7.75%
                                                     due 3/15/2005                         4,995,450           5,070,750
                                                  General Motors Acceptance Corp.:
                   A-        A3      2,000,000       7.60% due 1/20/1998                   1,957,400           2,020,920
                   A-        A3      5,000,000       6.625% due 10/01/2002                 4,991,000           4,864,600
                   A-        A3      2,000,000       7.125% due 5/01/2003                  1,989,780           1,985,080
                                                  Lockheed Martin Corp.:
                   BBB+      A3      1,000,000       6.625% due 6/15/1998                    999,870           1,001,930
                   BBB+      A3      2,500,000       6.55% due 5/15/1999                   2,498,800           2,485,200
                   BBB+      A3      8,000,000       6.85% due 5/15/2001                   8,018,810           7,921,040
                   A-        Baa2    5,000,000    McDonnell Douglas Corporation,
                                                     6.30% due 10/20/1999                  5,029,550           4,819,300
                   BBB       Baa3    6,000,000    Seagate Technology, 7.125% due
                                                     3/01/2004                             5,989,500           5,874,360
                                                                                      --------------      --------------
                                                                                          40,470,160          39,984,060

Industrial--       A+        A1      3,000,000    Bass America, Inc., 6.625%
Services--                                           due 3/01/2003                         2,825,520           2,888,850
17.4%              A         A2      6,000,000    Carnival Cruise Lines, Inc.,
                                                     7.70% due 7/15/2004                   5,952,060           6,046,800
                   A-        A2      7,000,000    Columbia/HCA Healthcare Corp.,
                                                     6.87% due 9/15/2003                   7,043,300           6,852,860
                   A+        A1      3,500,000    Electronic Data Systems Corp.,
                                                     6.85% due 5/15/2000 (a)               3,497,235           3,491,796
                   A         A2      5,000,000    JC Penney & Co., 6.375% due
                                                     9/15/2000                             4,991,900           4,899,850
                   BBB-      Ba1    10,000,000    La Quinta Inns, Inc., 7.25% due
                                                     3/15/2004                             9,949,000           9,704,210
                                                  News American Holdings, Inc.:
                   BBB       Baa3    4,000,000       8.625% due 2/01/2003                  4,286,440           4,203,400
                   BBB       Baa3    4,500,000       8.50% due 2/15/2005                   4,677,305           4,705,740

SCHEDULE OF INVESTMENTS (continued)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Industrial--       BBB+      Baa2  $ 1,000,000    Oracle Corporation, 6.91%
Services                                             due 2/15/2007                    $    1,000,000      $      956,480
(concluded)                                       Royal Caribbean Cruises Ltd.:
                   BBB-      Baa3    2,500,000       8.25% due 4/01/2005                   2,568,775           2,576,600
                   BBB-      Baa3    1,800,000       7.25% due 8/15/2006                   1,776,006           1,739,286
                                                  Sears, Roebuck & Co.:
                   A-        A2      2,500,000       9.25% due 4/15/1998                   2,837,275           2,570,375
                   A-        A2      7,000,000       8.45% due 11/01/1998                  7,762,380           7,177,660
                   A-        A2      5,550,000    Sears Roebuck Acceptance Corp.,
                                                     6.22% due 3/25/1999                   5,478,183           5,494,944
                                                  Service Corporation International:
                   BBB+      Baa1    1,000,000       6.75% due 6/01/2001                     996,940             984,240
                   BBB+      Baa1    1,500,000       7.20% due 6/01/2006                   1,495,455           1,465,637
                                                  Time Warner Entertainment:
                   BBB-      Ba1     5,000,000       7.95% due 2/01/2000                   5,172,300           5,102,550
                   BBB-      Baa3    5,000,000       9.625% due 5/01/2002                  5,586,000           5,453,950
                   A         A2      4,980,791    Walt Disney Co., 6.85% due
                                                     1/10/2007 (a)                         4,977,454           4,850,095
                                                                                      --------------      --------------
                                                                                          82,873,528          81,165,323

Industrial         BB+       Baa3    4,310,000    AMR Corporation, 9.50% due
Transportation--                                     7/15/1998                             4,606,528           4,464,427
3.5%               AA        A1      4,000,000    Boeing Co. (The), 6.35% due
                                                     6/15/2003                             3,599,960           3,832,640
                                                  Southwest Airlines, Inc.:
                   A-        A3      6,500,000       9.40% due 7/01/2001                   7,564,180           7,001,345
                   A-        A3      1,000,000       8% due 3/01/2005                        994,610           1,025,650
                                                                                      --------------      --------------
                                                                                          16,765,278          16,324,062

Utilities--        A+        A2      4,000,000    Alltel Corporation, 6.75%
Communications--                                     due 9/15/2005                         3,938,400           3,838,240
4.4%                                              GTE Corporation:
                   A-        A3      1,000,000       9.375% due 12/01/2000                 1,090,310           1,074,940
                   A-        A3      2,000,000       9.10% due 6/01/2003                   2,194,920           2,166,080
                   A         A2      6,000,000    MCI Communications Corporation,
                                                     6.95% due 8/15/2006                   5,980,200           5,838,240
                   AA        Aa3     2,200,000    Southwestern Bell Capital Corp.,
                                                     6.625% due 4/01/2005                  2,108,590           2,113,936
                   BBB-      Ba1     5,500,000    TCI Communications Inc., 8% due
                                                     8/01/2005                             5,561,380           5,359,035
                                                                                      --------------      --------------
                                                                                          20,873,800          20,390,471

Utilities--        BBB+      Baa1    4,000,000    Arizona Public Service Company,
Electric--                                           6.75% due 11/15/2006                  3,905,840           3,793,600
1.9%                                              Pennsylvania Power & Light Co.:
                   A-        A3      4,000,000       5.50% due 4/01/1998                   3,991,280           3,964,440
                   A-        A3      1,000,000       6.875% due 2/01/2003                  1,016,290             982,420
                                                                                      --------------      --------------
                                                                                           8,913,410           8,740,460

Yankee             BBB+      A3      5,000,000    Bangkok Metropolitan Bank
Corporates*--                                        Public Company Limited, 7.25%
8.7%                                                 due 9/15/2005 (8)(a)                  4,949,950           4,757,840
                   AA+       Aa1     5,000,000    Deutsche Bank Financial Inc.,
                                                     6.70% due 12/13/2006 (8)              4,984,550           4,749,750
                   A-        Baa1    1,500,000    Enersis S.A., 6.90% due
                                                     12/01/2006 (7)                        1,496,130           1,419,870
                   A+        A1      2,000,000    Ford Capital B.V., 9.875% due
                                                     5/15/2002 (8)                         2,300,380           2,224,460
                   A         A2      3,000,000    Grand Metropolitan Investment
                                                     Corp., 6.50% due 9/15/1999 (8)        3,040,120           2,982,720
                   A-        Baa1    1,000,000    HSBC Americas Inc., 7% due
                                                     11/01/2006 (8)                          991,600             956,910
                   BBB       Baa3    1,500,000    Husky Oil Ltd., 7.125% due
                                                     11/15/2006 (7)                        1,493,295           1,445,745
                   A-        A3      2,000,000    Israel Electric Corp. Ltd., 7.25%
                                                     due 12/15/2006 (7)(a)                 1,996,200           1,929,140

SCHEDULE OF INVESTMENTS (concluded)
                   S&P     Moody's      Face                                                                   Value
Industries         Rating   Rating     Amount                 Issue                         Cost              (Note 1a)

Bonds & Notes (concluded)                                                                   Intermediate Term Portfolio
Yankee             A+        A1  $   2,000,000    Petroliam Nasional BHD, 6.875%
Corporates*                                          due 7/01/2003 (7)(a)             $    1,972,960      $    1,951,820
(concluded)        BBB+      A3      5,000,000    Philips Electronics N.V., 7.75%
                                                     due 4/15/2004 (7)                     5,430,750           5,039,700
                                                  Pohang Iron & Steel Co. (6):
                   A+        A2      1,000,000       7.375% due 5/15/2005                  1,018,160             983,850
                   A+        A2      5,000,000       7.125% due 11/01/2006                 4,994,350           4,806,800
                   A+        A1      7,500,000    Telekom Malaysia BHD, 7.125% due
                                                     8/01/2005 (7)(a)                      7,712,135           7,331,527
                                                                                      --------------      --------------
                                                                                          42,380,580          40,580,132

Yankee             AA-       A1      2,000,000    Korea Development Bank, 6.625%
Sovereign*--                                         due 11/21/2003 (2)                    2,003,170           1,926,140
1.4%                                              People's Republic of China (1):
                   BBB       A3      3,000,000       6.625% due 1/15/2003                  2,985,480           2,881,260
                   BBB       A3      1,500,000       7.75% due 7/05/2006                   1,475,865           1,503,285
                                                                                      --------------      --------------
                                                                                           6,464,515           6,310,685

                                                  Total Investments in
                                                  Bonds & Notes--95.0%                   451,876,891         442,322,182

Short-Term Securities

Repurchase                          19,054,000    UBS Securities Funding, Inc.,
Agreements**--4.1%                                   purchased on 3/31/1997 to
                                                     yield 6.38% to 4/01/1997             19,054,000          19,054,000

                                                  Total Investments in
                                                  Short-Term Securities--4.1%             19,054,000          19,054,000


Total Investments--99.1%                                                              $  470,930,891         461,376,182
                                                                                      ==============
Other Assets Less Liabilities--0.9%                                                                            4,295,767
                                                                                                          --------------
Net Assets--100.0%                                                                                        $  465,671,949
                                                                                                          ==============

  *Corresponding industry groups for foreign securities which are denominated in US dollars:
(1)Government Entity.
(2)Financial Institution; Government-Owned & Guaranteed.
(3)Government Entity; Guaranteed by the Province.
(4)Industrial Mining.
(5)Government Entity; Guaranteed by Japan.
(6)Industrial; Metals.
(7)Industrial.
(8)Financial Institutional.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
 ++Subject to principal paydowns.
(a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

See Notes to Financial Statements.





FINANCIAL INFORMATION

Statements of Assets and Liabilities as of March 31, 1997
                                                                         High Income      Investment       Intermediate
                                                                          Portfolio    Grade Portfolio    Term Portfolio
Assets:             Investments, at value* (Note 1a)                   $6,500,081,507   $1,389,644,261    $  461,376,182
                    Cash                                                    4,648,035               --               944
                    Receivables: Interest                                 126,311,064       25,781,155         7,839,478
                                 Capital shares sold                       22,182,657        8,316,055         1,520,349
                                 Securities sold                           13,803,634               --                --
                                 Dividends                                  2,260,961               --                --
                                 Paydowns                                      83,973               --                --
                                 Loans                                             --            4,920             4,566
                    Prepaid registration fees and other assets
                    (Note 1e)                                                 114,224           65,728            46,377
                                                                       --------------   --------------    --------------
                    Total assets                                        6,669,486,055    1,423,812,119       470,787,896
                                                                       --------------   --------------    --------------

Liabilities:        Payables:    Capital shares redeemed                   21,216,868       13,895,416         3,718,287
                                 Securities purchased                      22,792,438               --                --
                                 Dividends to shareholders
                                 (Note 1f)                                 16,839,042        2,735,017           885,876
                                 Distributor (Note 2)                       3,240,584          448,491            85,806
                                 Investment adviser (Note 2)                2,166,516          406,330           135,416
                    Accrued expenses and other liabilities                  1,579,167          800,331           290,562
                                                                       --------------   --------------    --------------
                    Total liabilities                                      67,834,615       18,285,585         5,115,947
                                                                       --------------   --------------    --------------

Net Assets:         Net assets                                         $6,601,651,440   $1,405,526,534    $  465,671,949
                                                                       ==============   ==============    ==============

Net Assets          Class A Common Stock, $.10 par value++             $   12,547,800   $    5,661,568    $    1,901,036
Consist of:         Class B Common Stock, $.10 par value++++               60,164,931        5,870,165         1,705,086
                    Class C Common Stock, $.10 par value++++++              6,184,120          529,890            69,977
                    Class D Common Stock, $.10 par value++++++++            4,865,099          626,154           489,465
                    Paid-in capital in excess of par                    6,560,200,819    1,452,903,662       481,235,077
                    Accumulated investment loss--net                           (4,308)              --                --
                    Accumulated distributions in excess of
                    investment income--net (Note 1f)                       (2,665,658)              --                --
                    Accumulated realized capital losses on
                    investments--net                                       (7,782,508)      (1,459,727)       (4,653,344)
                    Accumulated distributions in excess of
                    realized capital gains on investments--net
                    (Note 1f)                                                      --      (31,764,707)       (5,520,639)
                    Unrealized depreciation on investments--net           (31,858,855)     (26,840,471)       (9,554,709)
                                                                       --------------   --------------    --------------
                    Net assets                                         $6,601,651,440   $1,405,526,534    $  465,671,949
                                                                       ==============   ==============    ==============

Net Asset  Class A: Net assets                                         $  988,631,862   $  627,158,339    $  212,513,579
Value:                                                                 ==============   ==============    ==============
                    Shares outstanding                                    125,477,999       56,615,677        19,010,354
                                                                       ==============   ==============    ==============
                    Net asset value and redemption price per share     $         7.88   $        11.08    $        11.18
                                                                       ==============   ==============    ==============
           Class B: Net assets                                         $4,741,723,376   $  650,246,403    $  190,614,851
                                                                       ==============   ==============    ==============
                    Shares outstanding                                    601,649,311       58,701,653        17,050,859
                                                                       ==============   ==============    ==============
                    Net asset value and redemption price per share     $         7.88   $        11.08    $        11.18
                                                                       ==============   ==============    ==============
           Class C: Net assets                                         $  487,713,101   $   58,719,185    $    7,823,069
                                                                       ==============   ==============    ==============
                    Shares outstanding                                     61,841,195        5,298,903           699,774
                                                                       ==============   ==============    ==============
                    Net asset value and redemption price per share     $         7.89   $        11.08    $        11.18
                                                                       ==============   ==============    ==============
           Class D: Net assets                                         $  383,583,101   $   69,402,607    $   54,720,450
                                                                       ==============   ==============    ==============
                    Shares outstanding                                     48,650,993        6,261,541         4,894,644
                                                                       ==============   ==============    ==============
                    Net asset value and redemption price per share     $         7.88   $        11.08    $        11.18
                                                                       ==============   ==============    ==============

                   *Identified cost                                    $6,531,940,362   $1,416,484,732    $  470,930,891
                                                                       ==============   ==============    ==============
                  ++Authorized shares--Class A                            500,000,000      250,000,000       100,000,000
                                                                       ==============   ==============    ==============
                ++++Authorized shares--Class B                          1,500,000,000      250,000,000        50,000,000
                                                                       ==============   ==============    ==============
              ++++++Authorized shares--Class C                            200,000,000      100,000,000        50,000,000
                                                                       ==============   ==============    ==============
            ++++++++Authorized shares--Class D                            500,000,000      100,000,000        50,000,000
                                                                       ==============   ==============    ==============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Operations for the Six Months Ended March 31, 1997
                                                                            High           Investment      Intermediate
                                                                           Income            Grade             Term
                                                                          Portfolio         Portfolio        Portfolio
Investment          Interest and discount earned                       $  296,884,453   $   53,735,825    $   17,108,719
Income              Dividends                                               8,801,348               --                --
(Note 1d):          Other                                                   3,958,029           13,605             9,234
                                                                       --------------   --------------    --------------
                    Total income                                          309,643,830       53,749,430        17,117,953
                                                                       --------------   --------------    --------------

Expenses:           Account maintenance and distribution fees
                    --Class B (Note 2)                                     16,958,275        2,649,244           528,431
                    Investment advisory fees (Note 2)                      12,785,554        2,622,901           867,824
                    Transfer agent fees--Class B (Note 2)                   1,615,065          593,411           242,884
                    Account maintenance and distribution fees
                    --Class C (Note 2)                                      1,699,354          259,324            23,877
                    Transfer agent fees--Class A (Note 2)                     286,917          468,095           226,370
                    Registration fees (Note 1e)                               347,404          132,035            42,337
                    Printing and shareholder reports                          210,135           58,161            19,973
                    Accounting services (Note 2)                              157,537           55,058            31,400
                    Custodian fees                                             74,798           39,811            18,625
                    Professional fees                                          69,695           13,768             5,675
                    Account maintenance fees--Class D
                    (Note 2)                                                  411,738           84,752            21,119
                    Transfer agent fees--Class D (Note 2)                      96,910           51,108            43,725
                    Transfer agent fees--Class C (Note 2)                     157,906           56,008            12,642
                    Pricing fees (Note 2)                                       8,968            4,852             2,994
                    Directors' fees and expenses                               17,582            4,468             1,796
                    Other                                                      29,077            8,074             3,348
                                                                       --------------   --------------    --------------
                    Total expenses                                         34,926,915        7,101,070         2,093,020
                                                                       --------------   --------------    --------------
                    Investment income--net                                274,716,915       46,648,360        15,024,933
                                                                       --------------   --------------    --------------

Realized &          Realized gain (loss) on investments--net               (2,641,246)       5,220,391           709,579
Unrealized Gain     Change in unrealized appreciation/depreciation
(Loss) on           on investments--net                                   (48,266,500)     (15,659,006)       (4,872,427)
Investments--Net                                                       --------------   --------------    --------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting from
                    Operations                                         $  223,809,169   $   36,209,745    $   10,862,085
                                                                       ==============   ==============    ==============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                                High Income Portfolio
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                       March 31, 1997   Sept. 30, 1996
Operations:         Investment income--net                                               $  274,716,915   $  452,381,675
                    Realized gain (loss) on investments--net                                 (2,641,246)      31,483,874
                    Change in unrealized appreciation/depreciation on investments
                    --net                                                                   (48,266,500)      65,146,802
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    223,809,169      549,012,351
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (45,824,762)     (87,755,895)
Shareholders          Class B                                                              (195,563,110)    (329,093,983)
(Note 1f):            Class C                                                               (18,251,648)     (21,699,154)
                      Class D                                                               (15,081,703)     (16,708,496)
                    In excess of investment income--net:
                      Class A                                                                        --         (505,842)
                      Class B                                                                        --       (1,896,961)
                      Class C                                                                        --         (125,078)
                      Class D                                                                        --          (96,311)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (274,721,223)    (457,881,720)
                                                                                         --------------   --------------

Capital Share       Net increase in net assets derived from capital share
Transactions        transactions                                                            824,340,288    1,376,309,947
(Note 4):                                                                                --------------   --------------

Net Assets:         Total increase in net assets                                            773,428,234    1,467,440,578
                    Beginning of period                                                   5,828,223,206    4,360,782,628
                                                                                         --------------   --------------
                    End of period                                                        $6,601,651,440   $5,828,223,206
                                                                                         ==============   ==============


Statements of Changes in Net Assets (continued)                                               Investment Grade Portfolio
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                       March 31, 1997   Sept. 30, 1996
Operations:         Investment income--net                                               $   46,648,360   $   83,065,190
                    Realized gain on investments--net                                         5,220,391        1,240,458
                    Change in unrealized appreciation/depreciation on investments
                    --net                                                                   (15,659,006)     (44,461,678)
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                     36,209,745       39,843,970
                                                                                         --------------   --------------

Dividends to        Investment income--net:
Shareholders          Class A                                                               (21,153,925)     (36,619,895)
(Note 1f):            Class B                                                               (21,331,389)     (40,835,373)
                      Class C                                                                (1,940,011)      (2,822,765)
                      Class D                                                                (2,223,035)      (2,787,157)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                            (46,648,360)     (83,065,190)
                                                                                         --------------   --------------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions        share transactions                                                      (45,777,736)     350,127,963
(Note 4):                                                                                --------------   --------------

Net Assets:         Total increase (decrease) in net assets                                 (56,216,351)     306,906,743
                    Beginning of period                                                   1,461,742,885    1,154,836,142
                                                                                         --------------   --------------
                    End of period                                                        $1,405,526,534   $1,461,742,885
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets (concluded)                                              Intermediate Term Portfolio
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                       March 31, 1997   Sept. 30, 1996
Operations:         Investment income--net                                               $   15,024,933   $   29,804,225
                    Realized gain on investments--net                                           709,579        3,880,395
                    Change in unrealized appreciation/depreciation on investments
                    --net                                                                    (4,872,427)     (13,083,867)
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                     10,862,085       20,600,753
                                                                                         --------------   --------------

Dividends to        Investment income--net:
Shareholders          Class A                                                                (7,118,756)     (14,523,748)
(Note 1f):            Class B                                                                (6,279,597)     (13,124,698)
                      Class C                                                                  (282,039)        (542,378)
                      Class D                                                                (1,344,541)      (1,613,401)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                            (15,024,933)     (29,804,225)
                                                                                         --------------   --------------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions        share transactions                                                       (6,765,135)      32,787,882
(Note 4):                                                                                --------------   --------------

Net Assets:         Total increase (decrease) in net assets                                 (10,927,983)      23,584,410
                    Beginning of period                                                     476,599,932      453,015,522
                                                                                         --------------   --------------
                    End of period                                                        $  465,671,949   $  476,599,932
                                                                                         ==============   ==============

Financial Highlights                                                                               High Income Portfolio
                                                                                        Class A
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                               March 31,          For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         1997++      1996++       1995        1994         1993
Per Share           Net asset value, beginning of period     $     7.93  $     7.80  $     7.66  $     8.13   $     7.84
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .38         .75         .81         .75          .79
                    Realized and unrealized gain (loss)
                    on investments--net                            (.05)        .14         .14        (.47)         .29
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .33         .89         .95         .28         1.08
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.38)       (.76)       (.81)       (.75)        (.79)
                      In excess of investment income
                      --net                                          --          --+++++     --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.38)       (.76)       (.81)       (.75)        (.79)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     7.88  $     7.93  $     7.80  $     7.66   $     8.13
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            4.12%+++   11.95%      13.27%       3.42%       14.35%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .50%*       .51%        .55%        .53%         .55%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        9.41%*      9.57%      10.70%       9.27%        9.78%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $  988,632  $  947,479  $  902,321  $  876,573   $  886,784
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           18.27%      32.44%      24.58%      32.52%       34.85%
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Based on average shares outstanding during the period.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.

Financial Highlights (continued)                                                                   High Income Portfolio
                                                                                        Class B
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                               March 31,          For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         1997++      1996++       1995        1994         1993
Per Share           Net asset value, beginning of period     $     7.93  $     7.80  $     7.66  $     8.13   $     7.85
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .34         .69         .75         .69          .72
                    Realized and unrealized gain (loss)
                    on investments--net                            (.05)        .15         .14        (.47)         .28
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .29         .84         .89         .22         1.00
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.34)       (.71)       (.75)       (.69)        (.72)
                      In excess of investment income
                      --net                                          --          --+++++     --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.34)       (.71)       (.75)       (.69)        (.72)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     7.88  $     7.93  $     7.80  $     7.66   $     8.13
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            3.73%+++   11.11%      12.41%       2.66%       13.35%
Return:**                                                    ==========  ==========  ==========  ==========   ==========


Ratios to Average   Expenses                                      1.26%*      1.28%       1.32%       1.29%        1.31%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        8.65%*      8.80%       9.81%       8.53%        8.94%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $4,741,723  $4,250,539  $3,220,767  $2,347,223   $1,823,275
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           18.27%      32.44%      24.58%      32.52%       34.85%
                                                             ==========  ==========  ==========  ==========   ==========


                                                                                            Class C
                                                                                                               For the
                                                                            For the         For the            Period
The following per share data and ratios have been derived                  Six Months         Year            Oct. 21,
from information provided in the financial statements.                       Ended           Ended          1994++++ to
                                                                            March 31,       Sept. 30,         Sept. 30,
Increase (Decrease) in Net Asset Value:                                      1997++          1996++             1995
Per Share           Net asset value, beginning of period                   $     7.94       $     7.81        $     7.59
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .34              .68               .71
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.05)             .15               .22
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .29              .83               .93
                                                                           ----------       ----------        ----------
                    Less dividends and distributions:
                      Investment income--net                                     (.34)            (.70)             (.71)
                      In excess of investment income--net                          --               --+++++           --
                                                                           ----------       ----------        ----------
                    Total dividends and distributions                            (.34)            (.70)             (.71)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $     7.89       $     7.94        $     7.81
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          3.70%+++        11.05%            12.92%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                    1.31%*           1.33%             1.38%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      8.59%*           8.73%             9.06%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $  487,713       $  362,518        $  135,019
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         18.27%           32.44%            24.58%
                                                                           ==========       ==========        ==========

                  ++Based on average shares outstanding during the period.
                ++++Commencement of Operations.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                   High Income Portfolio
                                                                                            Class D
                                                                                                               For the
                                                                            For the         For the            Period
The following per share data and ratios have been derived                  Six Months         Year            Oct. 21,
from information provided in the financial statements.                       Ended           Ended          1994++++ to
                                                                            March 31,       Sept. 30,         Sept. 30,
Increase (Decrease) in Net Asset Value:                                      1997++          1996++             1995
Per Share           Net asset value, beginning of period                   $     7.94       $     7.80        $     7.59
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .37              .72               .75
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.06)             .16               .21
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .31              .88               .96
                                                                           ----------       ----------        ----------
                    Less dividends and distributions:
                      Investment income--net                                     (.37)            (.74)             (.75)
                      In excess of investment income--net                          --               --+++++           --
                                                                           ----------       ----------        ----------
                    Total dividends and distributions                            (.37)            (.74)             (.75)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $     7.88       $     7.94        $     7.80
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          3.86%+++        11.82%            13.37%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                     .75%*            .76%              .81%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      9.16%*           9.30%             9.70%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $  383,583       $  267,687        $  102,676
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         18.27%           32.44%            24.58%
                                                                           ==========       ==========        ==========

                  ++Based on average shares outstanding during the period.
                ++++Commencement of Operations.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.

Financial Highlights (continued)                                                              Investment Grade Portfolio
                                                                                       Class A
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                               March 31,        For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          1997        1996        1995        1994         1993
Per Share           Net asset value, beginning of period     $    11.16  $    11.51  $    10.77  $    12.81   $    12.30
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .38         .76         .80         .75          .81
                    Realized and unrealized gain (loss)
                    on investments--net                            (.08)       (.35)        .74       (1.49)         .67
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .30         .41        1.54        (.74)        1.48
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.38)       (.76)       (.80)       (.75)        (.81)
                      Realized gain on investments--net              --          --          --        (.10)        (.16)
                      In excess of realized gain on
                      investments--net                               --          --          --        (.45)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.38)       (.76)       (.80)      (1.30)        (.97)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    11.08  $    11.16  $    11.51  $    10.77   $    12.81
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.70%+++    3.60%      14.93%      (6.03%)      12.76%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .55%*       .56%        .58%        .53%         .56%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        6.81%*      6.64%       7.30%       6.61%        6.94%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $  627,158  $  608,901  $  472,388  $  366,792   $  407,625
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           71.60%      88.53%     108.07%     159.05%      121.34%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

Financial Highlights (continued)                                                              Investment Grade Portfolio
                                                                                       Class B
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                               March 31,        For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          1997        1996        1995        1994         1993
Per Share           Net asset value, beginning of period     $    11.16  $    11.51  $    10.77  $    12.81   $    12.30
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .34         .67         .72         .66          .72
                    Realized and unrealized gain (loss)
                    on investments--net                            (.08)       (.35)        .74       (1.49)         .67
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .26         .32        1.46        (.83)        1.39
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.34)       (.67)       (.72)       (.66)        (.72)
                      Realized gain on investments--net              --          --          --        (.10)        (.16)
                      In excess of realized gain on
                      investments--net                               --          --          --        (.45)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.34)       (.67)       (.72)      (1.21)        (.88)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    11.08  $    11.16  $    11.51  $    10.77   $    12.81
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.31%+++    2.81%      14.04%      (6.73%)      11.91%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.32%*      1.32%       1.35%       1.29%        1.29%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        6.04%*      5.88%       6.52%       5.85%        5.80%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $  650,247  $  724,089  $  631,517  $  483,053   $  515,402
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           71.60%      88.53%     108.07%     159.05%      121.34%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

Financial Highlights (continued)                                                              Investment Grade Portfolio
                                                                                             Class C

                                                                                                               For the
                                                                             For the          For the           Period
The following per share data and ratios have been derived                   Six Months          Year           Oct. 21,
from information provided in the financial statements.                        Ended            Ended          1994++ to
                                                                             March 31,        Sept. 30,        Sept. 30,
Increase (Decrease) in Net Asset Value:                                        1997             1996              1995
Per Share           Net asset value, beginning of period                   $    11.17       $    11.51        $    10.67
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .34              .66               .67
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.09)            (.34)              .84
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .25              .32              1.51
                                                                           ----------       ----------        ----------
                    Less dividends from investment income--net                   (.34)            (.66)             (.67)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $    11.08       $    11.17        $    11.51
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          2.19%+++         2.85%            14.60%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                    1.38%*           1.38%             1.40%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      5.98%*           5.83%             6.27%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $   58,719       $   64,931        $   25,778
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         71.60%           88.53%           108.07%
                                                                           ==========       ==========        ==========

                                                                                             Class D

                                                                                                               For the
                                                                             For the          For the           Period
The following per share data and ratios have been derived                   Six Months          Year           Oct. 21,
from information provided in the financial statements.                        Ended            Ended           1994++ to
                                                                             March 31,       Sept. 30,         Sept. 30,
Increase (Decrease) in Net Asset Value:                                        1997             1996              1995
Per Share           Net asset value, beginning of period                   $    11.17       $    11.51        $    10.67
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .37              .73               .73
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.09)            (.34)              .84
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .28              .39              1.57
                                                                           ----------       ----------        ----------
                    Less dividends from investment income--net                   (.37)            (.73)             (.73)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $    11.08       $    11.17        $    11.51
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          2.48%+++         3.43%            15.22%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                     .80%*            .81%              .83%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      6.56%*           6.40%             6.91%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $   69,403       $   63,822        $   25,153
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         71.60%           88.53%           108.07%
                                                                           ==========       ==========        ==========

                  ++Commencement of Operations.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                             Intermediate Term Portfolio
                                                                                       Class A
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                               March 31,        For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          1997        1996        1995        1994         1993
Per Share           Net asset value, beginning of period     $    11.28  $    11.50  $    10.90  $    12.44   $    12.03
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .37         .73         .79         .75          .76
                    Realized and unrealized gain (loss)
                    on investments--net                            (.10)       (.22)        .60       (1.26)         .55
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .27         .51        1.39        (.51)        1.31
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.37)       (.73)       (.79)       (.75)        (.76)
                      Realized gain on investments--net              --          --          --          --         (.14)
                      In excess of realized gain on
                      investments--net                               --          --          --        (.28)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.37)       (.73)       (.79)      (1.03)        (.90)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    11.18  $    11.28  $    11.50  $    10.90   $    12.44
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.35%+++    4.56%      13.33%      (4.25%)      11.39%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .62%*       .59%        .59%        .53%         .58%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        6.47%*      6.41%       7.14%       6.48%        6.42%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $  212,514  $  216,545  $  217,714  $  170,222   $  193,505
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           40.58%      96.40%     142.84%     155.42%      180.52%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                             Intermediate Term Portfolio

                                                                                        Class B
                                                               For the                                         For the
The following per share data and ratios have been derived     Six Months                                        Period
from information provided in the financial statements.          Ended             For the Year Ended        Nov. 13, 1992++
                                                               March 31,             September 30,           to Sept. 30,
Increase (Decrease) in Net Asset Value:                          1997        1996        1995        1994         1993
Per Share           Net asset value, beginning of period     $    11.28  $    11.50  $    10.90  $    12.44   $    11.68
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .34         .67         .74         .69          .61
                    Realized and unrealized gain (loss)
                    on investments--net                            (.10)       (.22)        .60       (1.26)         .90
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .24         .45        1.34        (.57)        1.51
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.34)       (.67)       (.74)       (.69)        (.61)
                      Realized gain on investments--net              --          --          --          --         (.14)
                      In excess of realized gain on
                      investments--net                               --          --          --        (.28)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.34)       (.67)       (.74)       (.97)        (.75)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    11.18  $    11.28  $    11.50  $    10.90   $    12.44
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.09%+++    4.02%      12.73%      (4.72%)      13.30%+++
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.14%*      1.11%       1.11%       1.04%        1.07%*
Net Assets:         Investment income--net                        5.94%*      5.89%       6.61%       5.98%        5.61%*
                                                             ==========  ==========  ==========  ==========   ==========
Supplemental        Net assets, end of period
Data:               (in thousands)                           $  190,615  $  216,641   $ 212,146  $  141,212   $  134,122
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           40.58%      96.40%     142.84%     155.42%      180.52%
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Commencement of Operations.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)                                                             Intermediate Term Portfolio
                                                                                             Class C

                                                                                                               For the
                                                                             For the          For the           Period
The following per share data and ratios have been derived                   Six Months          Year           Oct. 21,
from information provided in the financial statements.                        Ended            Ended           1994++ to
                                                                             March 31,       Sept. 30,         Sept. 30,
Increase (Decrease) in Net Asset Value:                                        1997             1996              1995
Per Share           Net asset value, beginning of period                   $    11.28       $    11.50        $    10.81
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .34              .67               .70
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.10)            (.22)              .69
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .24              .45              1.39
                                                                           ----------       ----------        ----------
                    Less dividends from investment income--net                   (.34)            (.67)             (.70)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $    11.18       $    11.28        $    11.50
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          2.07%+++         3.99%            13.25%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                    1.18%*           1.15%             1.14%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      5.91%*           5.86%             6.24%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $    7,823       $   10,144        $    6,806
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         40.58%           96.40%           142.84%
                                                                           ==========       ==========        ==========

                                                                                             Class D

                                                                                                               For the
                                                                             For the          For the           Period
The following per share data and ratios have been derived                   Six Months          Year           Oct. 21,
from information provided in the financial statements.                        Ended            Ended           1994++ to
                                                                             March 31,       Sept. 30,         Sept. 30,
Increase (Decrease) in Net Asset Value:                                        1997             1996              1995
Per Share           Net asset value, beginning of period                   $    11.28       $    11.50        $    10.81
Operating                                                                  ----------       ----------        ----------
Performance:        Investment income--net                                        .36              .72               .74
                    Realized and unrealized gain (loss) on investments
                    --net                                                        (.10)            (.22)              .69
                                                                           ----------       ----------        ----------
                    Total from investment operations                              .26              .50              1.43
                                                                           ----------       ----------        ----------
                    Less dividends from investment income--net                   (.36)            (.72)             (.74)
                                                                           ----------       ----------        ----------
                    Net asset value, end of period                         $    11.18       $    11.28        $    11.50
                                                                           ==========       ==========        ==========

Total Investment    Based on net asset value per share                          2.30%+++         4.46%            13.65%+++
Return:**                                                                  ==========       ==========        ==========

Ratios to Average   Expenses                                                     .72%*            .71%              .70%*
Net Assets:                                                                ==========       ==========        ==========
                    Investment income--net                                      6.37%*           6.32%             6.81%*
                                                                           ==========       ==========        ==========

Supplemental        Net assets, end of period (in thousands)               $   54,720       $   33,270        $   16,349
Data:                                                                      ==========       ==========        ==========
                    Portfolio turnover                                         40.58%           96.40%           142.84%
                                                                           ==========       ==========        ==========

                  ++Commencement of Operations.
                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Corporate Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of three separate portfolios: the High Income Portfolio, the Investment Grade Portfolio and the Intermediate Term Portfolio ("Portfolios" or "Portfolio"). These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account mainte-nance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the most recent bid prices (in the case of the Investment Grade and Intermediate Term Portfolios) or at the mean of the most recent bid and asked prices (in the case of the High Income Portfolio) as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and last bid price for options purchased. Interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and
Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution
Agreement and Distribution Plans with Merrill Lynch Funds
Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


Aggregate of Average                      Rate of Advisory Fee
Daily Net Assets of                  High      Investment    Intermediate
The Three Combined                  Income       Grade           Term
Portfolios                        Portfolio    Portfolio       Portfolio

Not exceeding
$250 million                         0.55%        0.50%          0.50%

In excess of $250 million
but not more than
$500 million                         0.50%        0.45%          0.45%

In excess of $500 million
but not more than
$750 million                         0.45%        0.40%          0.40%

In excess of $750 million            0.40%        0.35%          0.35%

Pursuant to the distribution plans (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account                      Distribution
                             Maintenance Fees                     Fees
                    Class B      Class C      Class D      Class B     Class C
High Income
Portfolio            0.25%        0.25%        0.25%        0.50%       0.55%

Investment
Grade Portfolio      0.25%        0.25%        0.25%        0.50%       0.55%

Intermediate
Term Portfolio       0.25%        0.25%        0.10%        0.25%       0.25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 1997, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                              MLFD                      MLPF&S
Portfolio              Class A    Class D      Class A        Class D

High Income            $17,759    $82,507     $165,721       $815,272
Investment Grade         2,349      5,844       23,098         58,113
Intermediate Term          142        622        2,027          7,429


NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended March 31, 1997, MLPF&S received contingent deferred sales charges of $5,142,964 relating to transactions in Class B Shares, amounting to $3,347,132, $1,500,673, and $295,159 in the High Income, Investment Grade, and Intermediate Term Portfolios, respectively, $148,572 relating to transactions in Class C Shares, amounting to $123,903, $22,595 and $2,074 in the High Income, Investment Grade, and Intermediate Term Portfolios, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended March 31, 1997, the Fund paid Merrill
Lynch Security Pricing Service, an affiliate of MLPF&S, $8,647 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 1997 were as follows:


                   High               Investment           Intermediate
                  Income                 Grade                 Term
                 Portfolio             Portfolio             Portfolio

Purchases     $1,654,069,879        $1,008,680,066         $187,676,094
              ==============        ==============         ============
Sales         $1,033,512,907        $1,048,277,154         $202,858,710
              ==============        ==============         ============

Net realized and unrealized gains (losses) as of March 31, 1997 were as follows:


                                   Realized       Unrealized
High Income Portfolio               Losses          Losses

Long-term investments            $(2,640,080)  $ (31,858,855)
Short-term investments                (1,166)             --
                                 -----------   -------------
Total                            $(2,641,246)  $ (31,858,855)
                                 ===========   =============

                                   Realized       Unrealized
Investment Grade Portfolio          Gains           Losses

Long-term investments            $ 5,220,391   $ (26,840,471)
                                 -----------   -------------
Total                            $ 5,220,391   $ (26,840,471)
                                 ===========   =============


                                   Realized       Unrealized
Intermediate Term Portfolio         Gains           Losses

Long-term investments            $   709,579   $  (9,554,709)
                                 -----------   -------------
Total                            $   709,579   $  (9,554,709)
                                 ===========   =============

As of March 31, 1997, net unrealized appreciation (depreciation) for Federal income tax purposes was as follows:


                       High             Investment         Intermediate
                      Income               Grade               Term
                     Portfolio           Portfolio           Portfolio
Gross unrealized
appreciation       $ 244,602,995       $  5,760,762        $  1,383,753

Gross unrealized
depreciation        (276,461,850)       (32,601,233)        (10,938,462)
                   -------------       ------------        ------------
Net unrealized
depreciation       $ (31,858,855)      $(26,840,471)       $ (9,554,709)
                   =============       ============        ============

The aggregate cost of investments at March 31, 1997 for Federal income tax purposes was $6,531,940,362 for the High Income
Portfolio, $1,416,484,732 for the Investment Grade Portfolio, and
$470,930,891 for the Intermediate Term Portfolio.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended March 31, 1997 was $824,340,288 for the High Income Portfolio, $(45,777,736) for the Investment Grade Portfolio and $(6,765,135) for the Intermediate Term Portfolio. Net increase in net assets derived from capital share transactions for the year ended September 30, 1996, was $1,376,309,947 for the High Income Portfolio, $350,127,963 for the Investment Grade Portfolio and $32,787,882 for the Intermediate Term Portfolio.

Transactions in capital shares for each class were as follows:

High Income Portfolio

Class A Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                       16,620,753  $  133,066,522
Shares issued to shareholders
in reinvestment of dividends       2,743,561      21,943,384
                                ------------  --------------
Total issued                      19,364,314     155,009,906
Shares redeemed                  (13,343,528)   (106,775,174)
                                ------------  --------------
Net increase                       6,020,786  $   48,234,732
                                ============  ==============


High Income Portfolio

Class A Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                       17,653,142  $  138,206,292
Shares issued to shareholders
in reinvestment of dividends
and distributions                  5,577,702      43,685,460
                                ------------  --------------
Total issued                      23,230,844     181,891,752
Shares redeemed                  (19,467,577)   (152,268,118)
                                ------------  --------------
Net increase                       3,763,267  $   29,623,634
                                ============  ==============


High Income Portfolio

Class B Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                       99,818,917  $  798,262,362
Shares issued to shareholders
in reinvestment of dividends      11,106,656      88,898,544
                                ------------  --------------
Total issued                     110,925,573     887,160,906
Automatic conversion of
shares                            (1,362,579)    (10,882,828)
Shares redeemed                  (43,663,390)   (349,135,287)
                                ------------  --------------
Net increase                      65,899,604  $  527,142,791
                                ============  ==============

High Income Portfolio

Class B Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                      182,572,014  $1,430,080,855
Shares issued to shareholders
in reinvestment of dividends
and distributions                 19,579,491     153,319,965
                                ------------  --------------
Total issued                     202,151,505   1,583,400,820
Automatic conversion of
shares                            (2,223,768)    (17,369,063)
Shares redeemed                  (77,015,717)   (603,076,378)
                                ------------  --------------
Net increase                     122,912,020  $  962,955,379
                                ============  ==============


High Income Portfolio

Class C Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                       22,106,720  $  176,951,231
Shares issued to shareholders
in reinvestment of dividends       1,267,001      10,147,785
                                ------------  --------------
Total issued                      23,373,721     187,099,016
Shares redeemed                   (7,194,926)    (57,565,581)
                                ------------  --------------
Net increase                      16,178,795  $  129,533,435
                                ============  ==============


High Income Portfolio

Class C Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                       35,104,878  $  275,231,433
Shares issued to shareholders
in reinvestment of dividends
and distributions                  1,535,893      12,030,927
                                ------------  --------------
Total issued                      36,640,771     287,262,360
Shares redeemed                   (8,274,123)    (64,777,972)
                                ------------  --------------
Net increase                      28,366,648  $  222,484,388
                                ============  ==============

High Income Portfolio

Class D Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                       18,799,578  $  150,382,514
Automatic conversion of shares     1,358,518      10,882,828
Shares issued to shareholders
in reinvestment of dividends         933,217       7,475,481
                                ------------  --------------
Total issued                      21,091,313     168,740,823
Shares redeemed                   (6,167,755)    (49,311,493)
                                ------------  --------------
Net increase                      14,923,558  $  119,429,330
                                ============  ==============


High Income Portfolio

Class D Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                       45,431,713  $  356,012,837
Automatic conversion of
shares                             2,222,223      17,369,063
Shares issued to shareholders
in reinvestment of dividends
and distributions                    997,894       7,813,928
                                ------------  --------------
Total issued                      48,651,830     381,195,828
Shares redeemed                  (28,082,126)   (219,949,282)
                                ------------  --------------
Net increase                      20,569,704  $  161,246,546
                                ============  ==============


Investment Grade Portfolio

Class A Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                       17,744,846  $  201,399,642
Shares issued to shareholders
in reinvestment of dividends         855,189       9,674,516
                                ------------  --------------
Total issued                      18,600,035     211,074,158
Shares redeemed                  (16,524,091)   (187,798,316)
                                ------------  --------------
Net increase                       2,075,944  $   23,275,842
                                ============  ==============

Investment Grade Portfolio

Class A Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                       21,512,307  $  245,167,944
Shares issued to shareholders
in reinvestment of dividends       1,723,312      19,614,975
                                ------------  --------------
Total issued                      23,235,619     264,782,919
Shares redeemed                   (9,749,755)   (110,603,218)
                                ------------  --------------
Net increase                      13,485,864  $  154,179,701
                                ============  ==============


Investment Grade Portfolio

Class B Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        6,705,338  $   75,749,969
Shares issued to shareholders
in reinvestment of dividends       1,222,176      13,823,676
                                ------------  --------------
Total issued                       7,927,514      89,573,645
Automatic conversion of
shares                              (227,016)     (2,571,223)
Shares redeemed                  (13,857,443)   (156,470,705)
                                ------------  --------------
Net decrease                      (6,156,945) $  (69,468,283)
                                ============  ==============


Investment Grade Portfolio

Class B Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                       25,682,986  $  293,704,255
Shares issued to shareholders
in reinvestment of dividends       2,302,336      26,218,517
                                ------------  --------------
Total issued                      27,985,322     319,922,772
Automatic conversion of
shares                              (492,211)     (5,556,607)
Shares redeemed                  (17,518,653)   (199,596,946)
                                ------------  --------------
Net increase                       9,974,458  $  114,769,219
                                ============  ==============


NOTES TO FINANCIAL STATEMENTS (concluded)


Investment Grade Portfolio

Class C Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        1,119,321  $   12,661,681
Shares issued to shareholders
in reinvestment of dividends         122,228       1,382,582
                                ------------  --------------
Total issued                       1,241,549      14,044,263
Shares redeemed                   (1,756,532)    (19,840,538)
                                ------------  --------------
Net decrease                        (514,983) $   (5,796,275)
                                ============  ==============

Investment Grade Portfolio

Class C Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount


Shares sold                        4,830,230  $   55,222,029
Shares issued to shareholders
in reinvestment of dividends         170,995       1,937,935
                                ------------  --------------
Total issued                       5,001,225      57,159,964
Shares redeemed                   (1,426,919)    (16,176,400)
                                ------------  --------------
Net increase                       3,574,306  $   40,983,564
                                ============  ==============


Investment Grade Portfolio

Class D Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        1,542,703  $   17,439,068
Automatic conversion of
shares                               226,815       2,571,223
Shares issued to shareholders
in reinvestment of dividends         123,999       1,402,713
                                ------------  --------------
Total issued                       1,893,517      21,413,004
Shares redeemed                   (1,345,153)    (15,202,024)
                                ------------  --------------
Net increase                         548,364  $    6,210,980
                                ============  ==============


Investment Grade Portfolio

Class D Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                        4,314,720  $   49,192,753
Automatic conversion of
shares                               491,987       5,556,607
Shares issued to shareholders
in reinvestment of dividends         169,863       1,927,735
                                ------------  --------------
Total issued                       4,976,570      56,677,095
Shares redeemed                   (1,448,119)    (16,481,616)
                                ------------  --------------
Net increase                       3,528,451  $   40,195,479
                                ============  ==============

Intermediate Term Portfolio

Class A Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        6,385,422  $   72,732,305
Shares issued to shareholders
in reinvestment of dividends         316,737       3,610,270
                                ------------  --------------
Total issued                       6,702,159      76,342,575
Shares redeemed                   (6,889,764)    (78,448,065)
                                ------------  --------------
Net decrease                        (187,605) $   (2,105,490)
                                ============  ==============


Intermediate Term Portfolio

Class A Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                        7,219,026  $   82,894,354
Shares issued to shareholders
in reinvestment of dividends         697,766       8,005,089
                                ------------  --------------
Total issued                       7,916,792      90,899,443
Shares redeemed                   (7,646,836)    (87,796,852)
                                ------------  --------------
Net increase                         269,956  $    3,102,591
                                ============  ==============


Intermediate Term Portfolio

Class B Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        2,128,934  $   24,262,451
Shares issued to shareholders
in reinvestment of dividends         371,526       4,234,173
                                ------------  --------------
Total issued                       2,500,460      28,496,624
Automatic conversion of
shares                               (67,631)       (771,693)
Shares redeemed                   (4,587,805)    (52,201,562)
                                ------------  --------------
Net decrease                      (2,154,976) $  (24,476,631)
                                ============  ==============

Intermediate Term Portfolio

Class B Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                        8,947,464  $  102,809,743
Shares issued to shareholders
in reinvestment of dividends         750,062       8,601,518
                                ------------  --------------
Total issued                       9,697,526     111,411,261
Automatic conversion of
shares                               (94,088)     (1,066,696)
Shares redeemed                   (8,841,519)   (101,696,552)
                                ------------  --------------
Net increase                         761,919  $    8,648,013
                                ============  ==============


Intermediate Term Portfolio

Class C Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                          138,977  $    1,584,391
Shares issued to shareholders
in reinvestment of dividends          18,931         215,804
                                ------------  --------------
Total issued                         157,908       1,800,195
Shares redeemed                     (357,430)     (4,068,630)
                                ------------  --------------
Net decrease                        (199,522) $   (2,268,435)
                                ============  ==============


Intermediate Term Portfolio

Class C Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                          807,328  $    9,279,082
Shares issued to shareholders
in reinvestment of dividends          36,273         415,777
                                ------------  --------------
Total issued                         843,601       9,694,859
Shares redeemed                     (536,033)     (6,197,495)
                                ------------  --------------
Net increase                         307,568  $    3,497,364
                                ============  ==============

Intermediate Term Portfolio

Class D Shares for the Six Months                   Dollar
Ended March 31, 1997                  Shares        Amount

Shares sold                        2,336,826  $   26,542,392
Automatic conversion of
shares                                67,631         771,693
Shares issued to shareholders
in reinvestment of dividends          76,743         873,962
                                ------------  --------------
Total issued                       2,481,200      28,188,047
Shares redeemed                     (535,805)     (6,102,626)
                                ------------  --------------
Net increase                       1,945,395  $   22,085,421
                                ============  ==============


Intermediate Term Portfolio

Class D Shares for the Year                         Dollar
Ended September 30, 1996              Shares        Amount

Shares sold                        2,494,925  $   28,661,987
Automatic conversion of
shares                                94,087       1,066,696
Shares issued to shareholders
in reinvestment of dividends          95,536       1,090,298
                                ------------  --------------
Total issued                       2,684,548      30,818,981
Shares redeemed                   (1,156,648)    (13,279,067)
                                ------------  --------------
Net increase                       1,527,900  $   17,539,914
                                ============  ==============


5. Loaned Securities:
At March 31, 1997, the Investment Grade Portfolio held US Treasury Bonds/Notes having an aggregate value of approximately $10,340,000 as collateral for Portfolio securities loaned, having a market value of approximately $10,438,000. The Intermediate Term Portfolio held US Treasury Bonds/Notes having an aggregate value of approximately $14,859,000 as collateral for Portfolio securities loaned, having a market value of approximately $15,078,000.

6. Capital Loss Carryforward:
At September 30, 1996, the Fund had a net capital loss carryforward of approximately $4,727,000 in the High Income Portfolio, all of which expires in 1999; approximately $34,388,000 in the Investment Grade Portfolio, all of which expires in 2003; and approximately $10,707,000 in the Intermediate Term Port-folio, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863